As filed with the Securities and Exchange Commission on May 16, 2003

                                               File Nos. 333-57548 and 811-10319

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.                                [ ]
                                              --------
                  Post-Effective Amendment No.   14                          [X]
                                              --------

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No.      16                                      [X]
                                ------------

                           THE JENSEN PORTFOLIO, INC.
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                    2130 Pacwest Center, 1211 SW Fifth Avenue
                             Portland, OR 97204-3721
               (Address of Principal Executive Offices) (Zip Code)

                                (503) 274 - 2044
                                (800) 221 - 4384
              (Registrant's Telephone Numbers, Including Area Code)

                                  Val E. Jensen
                    2130 Pacwest Center, 1211 SW Fith Avenue
                             Portland, OR 97204-3721
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Brendan N. O'Scannlain
                                 Stoel Rives LLP
                            Standard Insurance Center
                         900 SW Fifth Avenue, Suite 2600
                             Portland, OR 97204-1268

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

 It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b).
[   ]   on September 20, 2003 pursuant to paragraph (b).
[ X ]   60 days after filing pursuant to paragraph (a)(1).
[   ]   on (date) pursuant to paragraph (a)(1).
[   ]   75 days after filing pursuant to paragraph (a)(2).
[   ]   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[   ]  This  post-effective amendment designates  a  new  effective  date  for a previously filed post-effective amendment.


                     Prospectus


              ___________, 2003

                 Class J Shares


                           [the Jensen Portfolio Logo]




     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is adequate or complete. It is a criminal offense to suggest otherwise.


                                   PROSPECTUS

                                 _________, 2003

                                 Class J Shares


                           [the Jensen Portfolio Logo]

                               2130 Pacwest Center
                              1211 SW Fifth Avenue
                             Portland, OR 97204-3721

                                  800-992-4144
                            www.jenseninvestment.com


--------------------------------------------------------------------------------

The Fund is an equity mutual fund with the principal investment objective of long-term capital appreciation. To achieve this objective, the Fund invests primarily in common stocks of approximately 25 companies that satisfy the investment criteria described in this prospectus. This Prospectus consists of the Class J shares. Class J is the class of shares comprising the original Jensen Fund, which assesses a low distribution and shareholder-servicing fee of up to 0.25%.

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TABLE OF CONTENTS

SUMMARY OF THE FUND............................................................4
   INVESTMENT OBJECTIVE........................................................4
   PRINCIPAL INVESTMENT STRATEGIES.............................................4
   PRINCIPAL RISKS OF INVESTING IN THE FUND....................................4
   HISTORICAL PERFORMANCE......................................................5
FUND EXPENSES..................................................................6
FINANCIAL HIGHLIGHTS...........................................................8
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRIMARY RISKS........9
MANAGEMENT OF THE FUND........................................................12
   INVESTMENT ADVISER.........................................................12
   DISTRIBUTION OF SHARES.....................................................13
SHAREHOLDER SERVICE INFORMATION...............................................14
   PRICING OF FUND SHARES.....................................................14
   HOW TO BUY FUND SHARES.....................................................14
   HOW TO REDEEM FUND SHARES..................................................16
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................19
CONFIRMATION AND STATEMENTS...................................................20
SHAREHOLDER INQUIRIES.........................................................20
NOTICE OF PRIVACY POLICY......................................................21

You may download free copies of the current prospectus, annual and semi-annual report from www.jenseninvestment.com. You can also obtain free copies of the current annual or semi-annual report and Statement of Additional Information by contacting the Fund:

             By Telephone                    By Mail
             ------------                    -------
             Toll-free in the U.S.           The Jensen Portfolio
             800-992-4144                    c/o U.S. Bancorp Fund Services, LLC
                                             PO Box 701
                                             Milwaukee, WI
                                             53201-0701 -or-
                                             Third Floor 615
                                             East Michigan
                                             Street Milwaukee,
                                             WI 53202-5207


                               SUMMARY OF THE FUND



INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The objective of the Fund is long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

To achieve its objective, the Fund invests in equity securities of approximately 25 companies that satisfy the investment criteria described below. Generally, each company in which the Fund invests must:

|X| have consistently achieved strong earnings and have a trend of increasing free cash flow over the prior ten years

|X|  be in excellent financial condition and

|X| in the opinion of the Fund's investment adviser, be capable of sustaining outstanding business performance.

The Fund may invest in securities when they are priced below their intrinsic values. The Fund may sell all or part of its position in a company, however, when the investment adviser has determined that another qualifying security has a much higher opportunity to achieve the Fund's objective. In addition, the Fund must sell its entire position in a company when the company no longer meets each of the Fund's specified investment criteria, unless that failure is due to an extraordinary situation that the Fund's investment adviser believes will not have a material adverse impact on the company's operating performance.

The investment adviser expects the securities of approximately 25 primarily domestic companies will be included in the Fund's investment portfolio at any time, and the Fund must always own the securities of at least 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this prospectus under "Investment Objective, Principal Investment Strategies and Primary Risks."

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

Investing in common stocks has inherent risks, which could cause you to lose money. Some of the risks of investing in this Fund are:

|X|  Stock Market Risk

     The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder's investment.

|X|  Management Risk

     The Fund's investment adviser may be incorrect in its judgement of the value of particular stocks. The investments chosen by the Fund's adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund's objectives will be achieved.

|X|  Nondiversification

     The Fund is a nondiversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a "diversified" fund. The Fund's investment adviser expects to invest in the securities of approximately 25 companies at any one time. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund.


Investment Suitability

The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

HISTORICAL PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table shown below illustrate the variability of the Fund's returns. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund's performance from year to year (on a calendar year basis). The table shows how the Fund's average annual returns since its inception compare with those of the S&P 500 Index, an unmanaged index of mostly larger-sized companies. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


Year-by-Year Total Return as of December 31*
Class J Shares


[BAR CHART]

1993:   -7.27%
1994:   -1.77%
1995:   27.61%
1996:   21.06%
1997:   22.99%
1998:   16.70%
1999:   16.71%
2000:   20.04%
2001:    0.03%
2002:  -10.97%


*The Fund's year-to-date total return as of June 30, 2003 was -____%.


Best Quarter:     Q4 1998 at 17.16%         Worst Quarter:    Q2 2002 at -12.43%


                          Average Annual Total Returns

                          Year Ended December 31, 2002

                                           One Year Past 5 Years Since Inception
----------------------------------------- --------- ------------ ---------------
The Jensen Portfolio - Class J shares
  Return Before Taxes                       -10.97%     7.81%         9.68%
  Return After Taxes on Distributions(1)
  Return After Taxes on Distributions and
     Sale of Fund Shares
S&P 500 Index(2)                            -22.10%    -0.58%         9.34%

----------------------------------------- --------- ------------ ---------------


(1) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.



                                  FUND EXPENSES

The tables below describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)


                                                             Class J
     Maximum Sales Load
     Imposed on Purchases                                      None
     Maximum Deferred Sales Load                               None
     Maximum Sales Load Imposed
     on Reinvested Dividends                                   None
     Redemption Fees                                         None(1)
     Exchange Fee                                              None



ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                             Class J
     Management Fees                                          0.50%
     Distribution and Service (12b-1) Fees                    0.25%
     Other Expenses (2)                                        TBD
                                                               ---
     Total Annual Fund Operating Expenses                      TBD
                                                               ===

-----------------
(1) The transfer agent charges a $15.00 fee for each redemption paid by wire transfer.

(2) Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above which are based on the previous year's expenses.


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Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 year             3 years             5 years             10 years
           ------             -------             -------             --------

Class J      TBD                 TBD                 TBD                 TBD




                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available without charge upon request.





                                                                 Class J
                              --------------------------------------------------------------------------
                                                            Year ended May 31,
                              -------------------------------------------------------------------------
                                   2002           2001          2000           1999         1998
                              ---------------   ------------  ------------   ------------  ------------
Net asset value,
  beginning of  year..........        $21.53         $22.25        $19.42         $16.87        $14.78
Income from investment
  operations:
  Net investment income.......          0.05           0.09          0.06           0.05          0.23
  Net gains or losses on
    securities (both realized
    and unrealized)...........          1.00          (0.14)         5.30           2.56          2.46
                              ---------------   ------------  ------------   ------------  ------------
  Total from investment
    operations................          1.05          (0.05)         5.36           2.61          2.69
                              ---------------   ------------  ------------   ------------  ------------
Less distributions:
  Dividends from net
   investment
    income....................        (0.07)          (0.10)        (0.03)         (0.05)        (0.23)
  Return of capital...........            --             --            --          (0.01)           --
  Distributions from capital
   gains......................            --          (0.57)        (2.50)            --         (0.37)
                              ---------------   ------------  ------------   ------------  ------------
  Total distributions.........         (0.07)         (0.67)        (2.53)         (0.06)        (0.60)
                              ---------------   ------------  ------------   ------------  ------------
Net asset value, end of  year.        $22.51         $21.53        $22.25         $19.42        $16.87
                              ===============   ============  ============   ============  ============

Total return..................          4.88%         (0.18)%       27.65%         15.51%        18.28%
Supplemental data and ratios:
  Net assets, end of  year....  $473,413,534    $46,119,413   $30,525,067    $24,542,844   $19,900,373
  Ratio of expenses to average
    net assets................          1.00%          0.95%         0.94%          0.96%         1.02%
  Ratio of net investment
   income
    to average net assets.....          0.23%          0.45%         0.31%          0.27%         1.44%
  Portfolio turnover rate.....          0.78%          6.53%        32.35%         13.87%        20.80%






                   Investment Objective, Principal Investment
                          Strategies and Primary Risks



INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's approach to investing focuses on those companies with a record of achieving high returns over the long term and which are well positioned to maintain competitive advantages and continued high returns on equity and free cash flow. The Fund's investment objective is long-term capital appreciation. To achieve its objective, the Fund invests primarily in the common stocks of approximately 25 companies selected according to the specific, long-term investment criteria established by the Fund's investment adviser and described more fully below. The Fund's investment adviser believes these criteria provide objective evidence of management that is capable and dedicated to providing above-average returns to the company's shareholders. A Company must have satisfied all of the following criteria to be selected for investment by the
Fund:

|X| attained a return on equity of at least 15 percent per year for each of the prior 10 years.

|X| be in excellent financial condition based on certain qualitative factors such as a company's ability to grow its business from excess cash flow.

|X| be selling at a significant discount to its intrinsic value as determined by the Fund's investment adviser. Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present. By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

|X| demonstrated a commitment to increasing shareholders' value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends.

|X| in the opinion of the Fund's investment adviser, established entry barriers as evidenced by: (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company's products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impracticable for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund's investment adviser.

|X| in the opinion of the Fund's investment adviser, have the capability of continuing to meet all of the above criteria.



The Fund's Portfolio Securities

The Fund may invest in any of the following securities, referred to as eligible equity securities, issued by companies that meet the Fund's investment criteria when the Fund purchases the security:

|X| voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange or the Nasdaq National Market

|X| convertible debt securities and convertible preferred stock listed on a major United States stock exchange or the Nasdaq National Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above and

|X| American Depositary Receipts (ADRs) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange or through the Nasdaq National Market. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.

The Fund may invest in securities that are issued by foreign companies if the securities qualify as eligible equity securities and if the issuer meets the Fund's investment criteria described above. There are no restrictions on the amount of securities of foreign issuers that it may own. The Fund, however, does not expect securities of foreign issuers to be a significant amount of the Fund's total assets.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation. The Fund's investment policy governs the portfolio turnover rate. The Fund's investment policy permits the Fund to sell all or part of its securities of a company when the Fund's adviser determines that the security should be replaced with another qualifying security that has a higher opportunity for appreciation. In addition, the Fund must sell its entire position in a company if that company no longer satisfies the criteria specified above, unless the failure is due to an extraordinary situation that the Fund's adviser believes will not have a material adverse impact on the company's operating performance. Once the Fund makes a determination, however, that it must sell its securities of a company no longer meeting the investment criteria, it will sell its position within a reasonable period of time. The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company. See "Fundamental Investment Restrictions," "Portfolio Turnover" and "Tax Status of the Fund" in the Fund's Statement of Additional Information for more information on the Fund's investment policies and restrictions.

The Fund's Temporary Investments

The Fund may also invest up to 25 percent of its assets in cash or cash equivalents. Some of these short-term instruments include:

|X|  cash held by the Fund's custodian, U.S. Bank N.A.

|X|  FDIC-insured bank deposits

|X|  United States Treasury bills

|X| commercial paper rated A-1 by Standard and Poor's Corporation or Prime-1 by Moody's Investor Services, Inc.

|X| demand notes of companies whose commercial paper receives the same ratings listed above by Moody's or S & P


|X|  institutional grade paper maturing at 13 months or less; and

|X|  U.S. Government agency discount notes.




Implementation of Investment Objective and Strategies

The Fund has developed an extensive quality control program to ensure that the Fund's investment strategy, research process and administration are implemented properly. The objectives of this program are to ensure that

|X|  the Fund's investment strategy is applied consistently over time

|X|  the objective investment criteria are applied on a uniform basis and

|X| management focuses at all times on the best interests of the shareholders of the Fund.

The Fund's investment strategy has been blended with certain administrative policies to accomplish its investment objective. The Fund has:

|X| objectively defined the Fund's research process, so that every security in the Fund's portfolio has met specific objective and analytical tests

|X| defined the Fund's trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund's investment criteria and (b) makes changes to its portfolio only when the investment adviser determines the issuer's performance makes a change advisable

|X| established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options and

|X| retained a nonaffiliated transfer agent, U.S. Bancorp Fund Services, LLC ("USBFS"), to perform all fund accounting and transfer agent functions, and custodian, U.S. Bank, N.A., for custody functions.

These measures are in addition to those required by the Investment Company Act of 1940 ("1940 Act"). See the Fund's Statement of Additional Information for more information on compliance with the 1940 Act.

PRIMARY RISKS

Stock Market and Management Risk

The Fund's investment adviser makes all decisions regarding the Fund's investments. Accordingly, the Fund's investment success depends on the skill of the investment adviser in evaluating, selecting and monitoring the Fund's assets and investments. Like all mutual funds, the market value of the Fund's securities may decrease over a short or extended period of time. Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the investment adviser believes can be accomplished by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage. Furthermore, the Fund may only invest in those companies that can be purchased at a significant discount to their intrinsic values. Since the intrinsic value is calculated from estimated future cash flows, the investment adviser's estimate may change as the forces of economics, competition, inflation, and other factors affect each particular company. Because intrinsic value is a function of business and does not change as much or as frequently as market values, the relationship between the two is not constant, and the market price of a company's securities may either be under or over their intrinsic value.



Nondiversification

The Fund is a nondiversified mutual fund. This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments. The Fund's "nondiversified status" permits the investment of a greater portion of the Fund's assets in the securities of a smaller number of issuers than would be permissible under a "diversified status." The appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund and, accordingly, the net asset value of the Fund may fluctuate more than a comparable "diversified" fund.



International Risk, Foreign Securities and ADRs

Although all of the Fund's portfolio securities must be listed on United States stock exchanges or the Nasdaq National Market, the Fund may invest in certain foreign securities and ADRs. The Fund also invests in domestic companies that engage in significant foreign business. See "Investment Objective, Principal Investment Strategies and Primary Risks--The Fund's Portfolio Securities" in this prospectus. These investments involve certain risks, such as:

|X| political or economic instability in the country where the company is headquartered or doing business

|X| fluctuations in the relative rates of exchange between the currencies of different nations

|X|  the difficulty of predicting international trade patterns and

|X|  the possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price. With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries. See "Investment Strategies and Risks--ADRs" in the Fund's Statement of Additional Information for additional information relating to ADRs.



                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Fund's investment adviser is Jensen Investment Management, Inc., with offices at 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon
97204-3721. The investments and business operations of the Fund are managed by the investment adviser subject to oversight by the Fund's board of directors. The investment adviser is also responsible for selecting brokers and dealers to execute the Fund's portfolio transactions. Jensen Investment Management, Inc. has acted as an investment adviser to the Fund since the Fund was started in 1992.

The Fund is managed by a team composed of the investment adviser's investment committee, which is responsible for all the Fund's investment decisions. The investment committee is composed of Val E. Jensen, Gary W. Hibler, Robert F. Zagunis, David S. Davies, and Robert G. Millen.

Val E. Jensen, the Chairman of the Fund, has over 40 years experience advising individual and institutional investors. As the Founder and a Principal of the investment adviser since 1988, he also served as President of the investment adviser from 1988 until August 1999 when he was appointed Chairman. He served as President of Jensen Securities Company from 1983 to 1990 and of Charter Investment Group from 1977 to 1983.

Gary W. Hibler, Ph.D., has over 30 years of investment management experience. He joined the investment adviser in 1991 as a Principal and served as Secretary of the adviser from May 1994 until August 1999 when he was appointed President. Dr. Hibler is President of the Fund.

Robert F. Zagunis has been employed as Vice President and a Principal of the Fund's investment adviser since January 1993. Mr. Zagunis has over 25 years of experience in the financial industry. He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade. Among other community activities, he served as chair of the Finance committee of the Oregon Economic Development Department. Mr. Zagunis is Vice President of the Fund.

David S. Davies, a Principal of the investment adviser since January 2000, has over 31 years of financial management and accounting experience. Mr. Davies joined the investment adviser in January 1998 as Director of Operations. He served as Chief Financial Officer and consultant for several high tech, service and manufacturing companies, most recently as Chief Financial Officer for TelServ, a telecommunications start-up company, from 1995 to December 1997. He also served as the Controller and Senior Vice President for U.S. Bank N.A. from 1976 to 1981. Mr. Davies oversees accounting matters for the Fund.

Robert G. Millen was appointed a Principal of the investment adviser in July 2000. Mr. Millen has over 30 years of experience in banking and financial services, serving most recently as Vice President of Principal Financial Group, the seventh largest insurance company in the United States, from 1997 to June 2000. Prior to that, he was the Financial Group Vice President from 1990 to 1997 for Wellmark Inc., a $1.5 billion managed health care and financial services company. Mr. Millen's other professional experience includes serving as President of First Interstate Bank N.A. and senior management positions at Norwest Bank N.A., in Des Moines, Iowa. Mr. Millen is Secretary of the Fund.


The Fund's investment adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $_____ million at May 31, 2003. For its services to the Fund, the investment adviser receives an annual investment advisory fee paid by the Fund equal to 0.50% of the Fund's average daily net assets. For more information about management of the Fund's investment adviser, see "Management of the Fund" and "Investment Advisory and Other Services" in the Fund's Statement of Additional Information.


DISTRIBUTION OF SHARES
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Distributor

Quasar Distributors, LLC ("Distributor"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund's shares. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.


Distribution and the Shareholder Services Plan

The Fund implemented a combined Distribution and Shareholder Servicing Plan (the "Plan") in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Fund to pay fees for the sale and distribution of its shares and to obtain shareholder services and provide for maintenance of shareholder accounts from service providers. The maximum level of the Plan expenses is 0.25% per year of the Fund's average daily net assets for Class J shares. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



                         SHAREHOLDER SERVICE INFORMATION

PRICING OF FUND SHARES
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The price for Fund shares is the net asset value (NAV) per share. The NAV of Fund shares is determined at the close of regular trading hours of the NYSE each day the NYSE is open. Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order. The NAV per share is determined by dividing the total value of the Fund's securities and other assets, less its liabilities, by the total number of shares outstanding. Securities are valued at market value. If a security's market value is not readily available, its fair value is determined in good faith by or under the direction of the Fund's board of directors.

The market value of the securities in the Fund's portfolio changes daily, and the NAV of Fund shares changes accordingly. See the Statement of Additional Information for more information about the pricing of the Fund's shares.

HOW TO BUY FUND SHARES
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You may purchase shares of the Fund directly from the Fund. Shares of the Fund are available at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Forms are available by request and at www.jenseninvestment.com.

Minimum Investment


The minimum investment amount for Class J shares is as follows:


                           Initial Investment             Subsequent Investment
            Class J                $2,500                          $100


If you purchase through a financial intermediary, you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.


Financial Intermediaries

You may also purchase shares of the Fund through a third party, such as broker-dealers, financial institutions or other financial service firms. When you purchase shares of the Fund this way through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares. In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|  the name of the Fund

|X|  the dollar amount of shares to be purchased

|X|  account application form or investment stub

|X|  check payable to "The Jensen Portfolio"


The price per share you will receive will be the net asset value next computed after your request is accepted by the financial intermediary.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this prospectus. Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you. These charges are retained by the financial intermediary and are not paid to the Fund or the investment adviser.

Buying shares by mail

Complete an application and send it to the address below, with a check or money order for at least the minimum amount and made payable to "The Jensen Portfolio":

By Mail:                                    By Overnight or Express Mail:
The Jensen Portfolio, Inc.                  The Jensen Portfolio, Inc.
c/o U.S. Bancorp Fund Services, LLC         c/o U.S. Bancorp Fund Services, LLC
PO Box 701                                  615 East Michigan Street
Milwaukee, WI  53201-0701                   Milwaukee, WI  53202-5207


The Fund will not accept payment in cash or third-party checks. All checks or money orders should be made payable to the Fund. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars only.

NOTE:U.S. Bancorp Fund Services, LLC will charge you a $25 fee against your account for any returned checks due to insufficient funds. In addition, you will be responsible for any losses suffered by the Fund as a result.



Buying Shares by Wire

1. Call U.S. Bancorp Fund Services, LLC at 800-992-4144 to advise of the dollar amount of your investment by wire.
2. Complete and send in an application form to the address and/or fax number provided on the application form.
3. Instruct your bank to wire your investment amount through the Federal Reserve as follows:

       U.S. Bank, N.A.
       425 Walnut Street
       Cincinnati, Ohio 45202
       ABA Number:042000013
       For credit to U.S. Bancorp Fund Services, LLC
       Account Number 112-952-137
       Further credit to: The Jensen Portfolio, Inc.
       Your account name and account number


Buying Shares by Telephone

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund or USBFS toll free at 800-992-4144. This option allows you to move money from your bank account to the Fund account upon request. Only bank accounts held at U.S. banks that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of the Fund's shares.

Automatic Investment Program

You may purchase Fund shares automatically from your bank under the automatic investment program, which allows monies to be transferred directly from your checking, savings or money market account to invest in the Fund.

|X| Purchases may be made on the schedule--weekly, monthly, bi-monthly or quarterly--you select
|X| To be eligible, your account must be maintained at a domestic financial institution that is a member of the Automated Clearing House Association
|X| You may sign up for the automatic investment program by completing an application form
|X| Minimum initial investment is $100 (for automatic investment program only) |X| Minimum subsequent investment is $100

Please call our shareholder services at 800-992-4144 for more information about participating in the program.

Choosing a Distribution Option

When you complete your account application, you may choose from three distribution options.

1. You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.

2. You may elect to receive income dividends and capital gains distributions in cash.

3. You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing by USBFS prior to the record date for the distribution for which a change is requested.

Retirement Plans

Tax-deferred retirement plans including

|X|      IRAs
|X|      Keogh accounts
|X|      SEP accounts and
|X|      Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund. If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan's custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-992-4144 for information and forms.



Additional Purchase Information

The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund if management determines the rejection or suspension is in the best interests of the Fund.

Foreign investors must provide additional information to the Fund. Please call our shareholder services at 800-992-4144 for assistance.

Stock Certificates

The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and U.S. Bancorp Fund Services, LLC are available to assist you in opening accounts and when purchasing or redeeming shares.



How to Redeem Fund Shares
--------------------------------------------------------------------------------

You may redeem all or a portion of your shares on any business day. Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order. Payment is typically made within one or two business days of receipt of a valid redemption request.



Redemption by Mail

You may mail your redemption request to:

By Mail:                                    By Overnight or Express Mail:
The Jensen Portfolio, Inc.                  The Jensen Portfolio, Inc.
c/o U.S. Bancorp Fund Services, LLC         c/o U.S. Bancorp Fund Services, LLC
PO Box 701                                  615 East Michigan Street
Milwaukee, WI  53201-0701                   Milwaukee, WI  53202-5207

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in "good order" if the following information is included:


|X|  The name of the Fund and Class of shares
|X|  The dollar amount or number of shares being redeemed
|X|  The account registration number
|X|  The signatures of all registered shareholders as registered


Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact USBFS if your account is registered in one of these categories.


IRA Redemption

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.


Redemption by Telephone

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund), you may redeem shares in any amount, but not less than $100, by instructing U.S. Bancorp Fund Services by phone at 800-992-4144. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor any of the service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o    that you correctly state your Fund account number
o    the name in which your account is registered
o the social security or tax identification number under which the account is registered
o    the address of the account holder, as stated in the New Account Application
     Form


Signature Guarantee

In addition to the requirements discussed above, a signature guarantee may be needed for:

|X|  redemptions made by wire transfer
|X|  redemptions payable other than exactly as the account is registered
|X| redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request or
|X|  redemptions over $50,000.

The Fund reserves the right to require a signature guarantee under other circumstances. The Fund honors signature guarantees from national or state banks, federal savings and loan associations, trust companies and member firms of domestic stock exchanges.



Redemption Price and Payment for Fund Shares

Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above). If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received. If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent. However, when a redemption is requested shortly after your purchase of shares by check, the redemption proceeds of those shares will not be distributed until the check received for those shares has cleared. Normally, local personal checks or corporate checks clear within three days, and other personal or corporate checks clear within seven days, but some may take up to twelve days from the date you purchased shares. You may avoid these delays by purchasing shares of the Fund by wire transfer. The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish the Fund with your social security or other tax identification number. See "Dividends, Distributions and Taxes" in this prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered, unless you requested wire transfer of the payment. There is no charge for redemption payments that are mailed. Redemption payments sent by wire transfer must be at least $1,000, and the Fund's transfer agent currently charges $15.00 for each wire transfer. This amount will be charged against your account. Your bank may also impose an incoming wire charge.



Redemptions at the Option of the Fund

In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder. If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions. As of the date of this Prospectus, the Fund had not instituted such a policy. However, the Fund's articles of incorporation authorize the board of directors to institute such a policy if the board determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.



Additional Redemption Information

Neither the Fund, the investment adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this prospectus.


General Transaction Policies

The Fund reserves the right to:

o    Vary or waive any minimum investment requirement.

o Redeem all shares in your account if your balance falls below the Fund's minimum for the applicable class of shares. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

o Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

o    Modify or terminate the Automatic Investment Plan at any time.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker/dealer or other financial organization for details.




                       Dividends, Distributions And Taxes

The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash. The Fund will notify you following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company under the Internal Revenue Code. By qualifying as a regulated investment company and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

The tax characteristics of distributions from the Fund are the same whether paid in cash or in additional shares. For federal income tax purposes, distributions of net investment income or of net short-term capital gain are generally taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund's shares. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply. Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the Internal Revenue Service. The Fund generally does not accept an application to open an account that does not comply with these requirements.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. There may be other federal, state or local tax considerations applicable to a particular shareholder. Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.



                           CONFIRMATION AND STATEMENTS

The Fund's transfer agent, U.S. Bancorp Fund Services, LLC, will send you a statement of your account after every transaction affecting your share balance or account registration. Please allow seven to ten business days for the transfer agent to confirm your order. The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter. Generally, a statement with tax information will be mailed to you by January 31 of each year. A copy of the tax statement also is filed with the Internal Revenue Service.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund's second fiscal quarter. Each of these reports includes a statement listing the Fund's portfolio securities.



                              SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly. Any inquiries you have should be addressed to U.S. Bancorp Fund Services, LLC at 615 E. Michigan Street, Milwaukee, WI 53202 (telephone 800-992-4144).


                            NOTICE OF PRIVACY POLICY


Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. (collectively, "Jensen") have had a long-standing policy of maintaining strict confidentiality over customer information. Jensen's policy is as follows:

CONFIDENTIALITY AND SECURITY
All information regarding customer identity, security holdings and financial status will be kept strictly confidential.

Jensen is now required to provide you the following two notices:

Categories of information Jensen discloses and parties to whom Jensen discloses that information:

Jensen does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, Jensen is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions.

Categories of information Jensen collects:

Jensen collects nonpublic personal information about our customers from the following sources:

o Information Jensen receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with Jensen, its affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

In the event that you hold shares of The Jensen Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.



[The Jensen Portfolio Logo]




DIRECTORS
Norman W. Achen, J.D.
Roger A. Cooke, J.D.
Robert Harold, C.P.A.
Gary W. Hibler, Ph. D
Val E. Jensen
Louis B. Perry, Ph. D

INVESTMENT ADVISER
Jensen Investment Management, Inc.
2130 Pacwest Center
1211 SW Fifth Avenue
Portland, OR  97204-3721
Telephone:    503-274-2044
              800-221-4384
www.jenseninvestment.com


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Suite 3100
1300 SW Fifth Avenue
Portland, OR  97201




OFFICERS
Val E. Jensen, Chairman
Gary W. Hibler, President
Robert F. Zagunis, Vice President
Robert G. Millen, Secretary



LEGAL COUNSEL
Stoel Rives LLP
Suite 2600
900 SW Fifth Avenue
Portland, OR  97204-1268

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701 Milwaukee, WI 53201-0701
-or-
Third Floor
615 East Michigan Street
Milwaukee, WI  53202-5207
Telephone:  800-992-4144

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207



[Jensen Portfolio Logo]

For More Information
Additional information about the Fund is available free upon request. The annual and semi-annual reports provide the Fund's most recent financial report and portfolio holdings. The annual report contains a letter from the Fund's manager discussing the market conditions and investment strategies that affected the Fund's performance during its last fiscal year. The Statement of Additional Information (SAI) supplements this prospectus and is incorporated into this prospectus by reference. The Statement of Additional Information includes a list of the Fund's investment policies and restrictions, as well as more detail about the management of the Fund. You may review and obtain copies of The Jensen Portfolio, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.


SEC File Number:  811-6653





                     Prospectus

              ___________, 2003


                 Class R Shares



                           [the Jensen Portfolio Logo]









     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is adequate or complete. It is a criminal offense to suggest otherwise.


                                   PROSPECTUS
                                 _________, 2003


                                 Class R Shares


                           [the Jensen Portfolio Logo]

                               2130 Pacwest Center
                              1211 SW Fifth Avenue
                             Portland, OR 97204-3721

                                  800-992-4144
                            www.jenseninvestment.com


--------------------------------------------------------------------------------

The Fund is an equity mutual fund with the principal investment objective of long-term capital appreciation. To achieve this objective, the Fund invests primarily  in common  stocks of  approximately  25  companies  that  satisfy the investment criteria described in this prospectus. This Prospectus consists of the Class R shares. Class R is the retirement class of shares, marketed towards defined contribution plans and other retirement plans. Class R shares assesses a distribution and shareholder-servicing fee of up to 0.50%.
--------------------------------------------------------------------------------


TABLE OF CONTENTS

SUMMARY OF THE FUND............................................................4
   INVESTMENT OBJECTIVE........................................................4
   PRINCIPAL INVESTMENT STRATEGIES.............................................4
   PRINCIPAL RISKS OF INVESTING IN THE FUND....................................4
   HISTORICAL PERFORMANCE......................................................5
FUND EXPENSES..................................................................6
FINANCIAL HIGHLIGHTS...........................................................8
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRIMARY RISKS........9
MANAGEMENT OF THE FUND........................................................12
   INVESTMENT ADVISER.........................................................12
   DISTRIBUTION OF SHARES.....................................................13
SHAREHOLDER SERVICE INFORMATION...............................................14
   PRICING OF FUND SHARES.....................................................14
   HOW TO BUY FUND SHARES.....................................................14
   HOW TO REDEEM FUND SHARES..................................................17
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................19
CONFIRMATION AND STATEMENTS...................................................20
SHAREHOLDER INQUIRIES.........................................................20
NOTICE OF PRIVACY POLICY......................................................21

You may download free copies of the current prospectus, annual and semi-annual report from www.jenseninvestment.com. You can also obtain free copies of the current annual or semi-annual report and Statement of Additional Information by contacting the Fund:

             By Telephone                   By Mail
             ------------                   -------
             Toll-free in the U.S.          The Jensen Portfolio
             800-992-4144                   c/o U.S. Bancorp Fund Services, LLC
                                            PO Box 701
                                            Milwaukee, WI
                                            53201-0701 -or-
                                            Third Floor 615
                                            East Michigan
                                            Street Milwaukee,
                                            WI 53202-5207



                               SUMMARY OF THE FUND



INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The objective of the Fund is long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

To achieve its objective, the Fund invests in equity securities of approximately 25 companies that satisfy the investment criteria described below. Generally, each company in which the Fund invests must:

|X| have consistently achieved strong earnings and have a trend of increasing free cash flow over the prior ten years

|X|  be in excellent financial condition and

|X| in the opinion of the Fund's investment adviser, be capable of sustaining outstanding business performance.

The Fund may invest in securities when they are priced below their intrinsic values. The Fund may sell all or part of its position in a company, however, when the investment adviser has determined that another qualifying security has a much higher opportunity to achieve the Fund's objective. In addition, the Fund must sell its entire position in a company when the company no longer meets each of the Fund's specified investment criteria, unless that failure is due to an extraordinary situation that the Fund's investment adviser believes will not have a material adverse impact on the company's operating performance.

The investment adviser expects the securities of approximately 25 primarily domestic companies will be included in the Fund's investment portfolio at any time, and the Fund must always own the securities of at least 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this prospectus under "Investment Objective, Principal Investment Strategies and Primary Risks."

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

Investing in common stocks has inherent risks, which could cause you to lose money. Some of the risks of investing in this Fund are:

|X|  Stock Market Risk

     The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder's investment.

|X|  Management Risk

     The Fund's investment adviser may be incorrect in its judgement of the value of particular stocks. The investments chosen by the Fund's adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund's objectives will be achieved.

|X|  Nondiversification

     The Fund is a nondiversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a "diversified" fund. The Fund's investment adviser expects to invest in the securities of approximately 25 companies at any one time. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund.


Investment Suitability

The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

HISTORICAL PERFORMANCE
--------------------------------------------------------------------------------


The bar chart and table shown below illustrate the variability of the Fund's returns. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund's performance from year to year (on a calendar year basis). The table shows how the Fund's average annual returns since its inception compare with those of the S&P 500 Index, an unmanaged index of mostly larger-sized companies. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future Since Class R shares of the Fund have not yet commenced operations, the performance information shown below is from the Class J shares of the Fund.


Year-by-Year Total Return as of December 31*
Class J Shares

[BAR CHART]

1993:   -7.27%
1994:   -1.77%
1995:   27.61%
1996:   21.06%
1997:   22.99%
1998:   16.70%
1999:   16.71%
2000:   20.04%
2001:    0.03%
2002:  -10.97%




*    The Fund's year-to-date total return as of June 30, 2003 was -____%.

Best Quarter:     Q4 1998 at 17.16%         Worst Quarter:    Q2 2002 at -12.43%


                          Average Annual Total Returns
                          Year Ended December 31, 2002

                                         One Year   Past 5 Years Since Inception
---------------------------------------- -------- -------------- ---------------
The Jensen Portfolio - Class J shares(1)
 Return Before Taxes                      -10.97%        7.81%         9.68%
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions and
      Sale of Fund Shares
S&P 500 Index(3)                          -22.10%       -0.58%         9.34%
---------------------------------------- --------- ------------- ---------------

(1)  Class R shares have not yet commenced operations.


(2) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(3) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

                                  FUND EXPENSES

The tables below describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)


                                                             Class R
     Maximum Sales Load
     Imposed on Purchases                                      None
     Maximum Deferred Sales Load                               None
     Maximum Sales Load Imposed
     on Reinvested Dividends                                   None
     Redemption Fees                                         None(1)
     Exchange Fee                                              None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                             Class R
     Management Fees                                          0.50%
     Distribution and Service (12b-1) Fees                    0.50%
     Other Expenses (2)                                        TBD
                                                               ---
     Total Annual Fund Operating Expenses                      TBD
                                                               ===

-----------------
(1) The transfer agent charges a $15.00 fee for each redemption paid by wire transfer.

(2) Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above which are estimated.


--------------------------------------------------------------------------------

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 year             3 years             5 years             10 years
           ------             -------             -------             --------

Class R      TBD                 TBD                 TBD                 TBD



                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available without charge upon request. Because Class R shares recently started operations, there are no financial highlights to report for the Class at this time. The highlights shown below pertain to Class J shares, which have been operating since August 3, 1992.


                                                                 Class J
                              --------------------------------------------------------------------------
                                                            Year ended May 31,
                              -------------------------------------------------------------------------
                                   2002           2001          2000           1999         1998
                              ---------------   ------------  ------------   ------------  ------------
Net asset value,
  beginning of  year..........        $21.53         $22.25        $19.42         $16.87        $14.78
Income from investment
  operations:
  Net investment income.......          0.05           0.09          0.06           0.05          0.23
  Net gains or losses on
    securities (both realized
    and unrealized)...........          1.00          (0.14)         5.30           2.56          2.46
                              ---------------   ------------  ------------   ------------  ------------
  Total from investment
    operations................          1.05          (0.05)         5.36           2.61          2.69
                              ---------------   ------------  ------------   ------------  ------------
Less distributions:
  Dividends from net
   investment
    income....................        (0.07)          (0.10)        (0.03)         (0.05)        (0.23)
  Return of capital...........            --             --            --          (0.01)           --
  Distributions from capital
   gains......................            --          (0.57)        (2.50)            --         (0.37)
                              ---------------   ------------  ------------   ------------  ------------
  Total distributions.........         (0.07)         (0.67)        (2.53)         (0.06)        (0.60)
                              ---------------   ------------  ------------   ------------  ------------
Net asset value, end of  year.        $22.51         $21.53        $22.25         $19.42        $16.87
                              ===============   ============  ============   ============  ============

Total return..................          4.88%         (0.18)%       27.65%         15.51%        18.28%
Supplemental data and ratios:
  Net assets, end of  year....  $473,413,534    $46,119,413   $30,525,067    $24,542,844   $19,900,373
  Ratio of expenses to average
    net assets................          1.00%          0.95%         0.94%          0.96%         1.02%
  Ratio of net investment
   income
    to average net assets.....          0.23%          0.45%         0.31%          0.27%         1.44%
  Portfolio turnover rate.....          0.78%          6.53%        32.35%         13.87%        20.80%





                   Investment Objective, Principal Investment
                          Strategies and Primary Risks



INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's approach to investing focuses on those companies with a record of achieving high returns over the long term and which are well positioned to maintain competitive advantages and continued high returns on equity and free cash flow. The Fund's investment objective is long-term capital appreciation. To achieve its objective, the Fund invests primarily in the common stocks of approximately 25 companies selected according to the specific, long-term investment criteria established by the Fund's investment adviser and described more fully below. The Fund's investment adviser believes these criteria provide objective evidence of management that is capable and dedicated to providing above-average returns to the company's shareholders. A Company must have satisfied all of the following criteria to be selected for investment by the
Fund:

|X| attained a return on equity of at least 15 percent per year for each of the prior 10 years.

|X| be in excellent financial condition based on certain qualitative factors such as a company's ability to grow its business from excess cash flow.

|X| be selling at a significant discount to its intrinsic value as determined by the Fund's investment adviser. Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present. By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

|X| demonstrated a commitment to increasing shareholders' value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends.

|X| in the opinion of the Fund's investment adviser, established entry barriers as evidenced by: (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company's products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impracticable for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund's investment adviser.

|X| in the opinion of the Fund's investment adviser, have the capability of continuing to meet all of the above criteria.



The Fund's Portfolio Securities

The Fund may invest in any of the following securities, referred to as eligible equity securities, issued by companies that meet the Fund's investment criteria when the Fund purchases the security:

|X| voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange or the Nasdaq National Market

|X| convertible debt securities and convertible preferred stock listed on a major United States stock exchange or the Nasdaq National Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above and

|X| American Depositary Receipts (ADRs) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange or through the Nasdaq National Market. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.

         The Fund may invest in securities that are issued by foreign companies if the securities qualify as eligible equity securities and if the issuer meets the Fund's investment criteria described above. There are no restrictions on the amount of securities of foreign issuers that it may own. The Fund, however, does not expect securities of foreign issuers to be a significant amount of the Fund's total assets.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation. The Fund's investment policy governs the portfolio turnover rate. The Fund's investment policy permits the Fund to sell all or part of its securities of a company when the Fund's adviser determines that the security should be replaced with another qualifying security that has a higher opportunity for appreciation. In addition, the Fund must sell its entire position in a company if that company no longer satisfies the criteria specified above, unless the failure is due to an extraordinary situation that the Fund's adviser believes will not have a material adverse impact on the company's operating performance. Once the Fund makes a determination, however, that it must sell its securities of a company no longer meeting the investment criteria, it will sell its position within a reasonable period of time. The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company. See "Fundamental Investment Restrictions," "Portfolio Turnover" and "Tax Status of the Fund" in the Fund's Statement of Additional Information for more information on the Fund's investment policies and restrictions.

The Fund's Temporary Investments

The Fund may also invest up to 25 percent of its assets in cash or cash equivalents. Some of these short-term instruments include:

|X|  cash held by the Fund's custodian, U.S. Bank N.A.

|X|  FDIC-insured bank deposits

|X|  United States Treasury bills

|X| commercial paper rated A-1 by Standard and Poor's Corporation or Prime-1 by Moody's Investor Services, Inc.

|X| demand notes of companies whose commercial paper receives the same ratings listed above by Moody's or S & P

|X|  institutional grade paper maturing at 13 months or less; and


|X|  U.S. Government agency discount notes.




Implementation of Investment Objective and Strategies

The Fund has developed an extensive quality control program to ensure that the Fund's investment strategy, research process and administration are implemented properly. The objectives of this program are to ensure that

|X|  the Fund's investment strategy is applied consistently over time

|X|  the objective investment criteria are applied on a uniform basis and

|X| management focuses at all times on the best interests of the shareholders of the Fund.

The Fund's investment strategy has been blended with certain administrative policies to accomplish its investment objective. The Fund has:

|X| objectively defined the Fund's research process, so that every security in the Fund's portfolio has met specific objective and analytical tests

|X| defined the Fund's trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund's investment criteria and (b) makes changes to its portfolio only when the investment adviser determines the issuer's performance makes a change advisable

|X| established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options and

|X| retained a nonaffiliated transfer agent, U.S. Bancorp Fund Services, LLC ("USBFS"), to perform all fund accounting and transfer agent functions, and custodian, U.S. Bank, N.A., for custody functions.

These measures are in addition to those required by the Investment Company Act of 1940 ("1940 Act"). See the Fund's Statement of Additional Information for more information on compliance with the 1940 Act.

PRIMARY RISKS

Stock Market and Management Risk

The Fund's investment adviser makes all decisions regarding the Fund's investments. Accordingly, the Fund's investment success depends on the skill of the investment adviser in evaluating, selecting and monitoring the Fund's assets and investments. Like all mutual funds, the market value of the Fund's securities may decrease over a short or extended period of time. Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the investment adviser believes can be accomplished by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage. Furthermore, the Fund may only invest in those companies that can be purchased at a significant discount to their intrinsic values. Since the intrinsic value is calculated from estimated future cash flows, the investment adviser's estimate may change as the forces of economics, competition, inflation, and other factors affect each particular company. Because intrinsic value is a function of business and does not change as much or as frequently as market values, the relationship between the two is not constant, and the market price of a company's securities may either be under or over their intrinsic value.



Nondiversification

The Fund is a nondiversified mutual fund. This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments. The Fund's "nondiversified status" permits the investment of a greater portion of the Fund's assets in the securities of a smaller number of issuers than would be permissible under a "diversified status." The appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund and, accordingly, the net asset value of the Fund may fluctuate more than a comparable "diversified" fund.



International Risk, Foreign Securities and ADRs

Although all of the Fund's portfolio securities must be listed on United States stock exchanges or the Nasdaq National Market, the Fund may invest in certain foreign securities and ADRs. The Fund also invests in domestic companies that engage in significant foreign business. See "Investment Objective, Principal Investment Strategies and Primary Risks--The Fund's Portfolio Securities" in this prospectus. These investments involve certain risks, such as:

|X| political or economic instability in the country where the company is headquartered or doing business

|X| fluctuations in the relative rates of exchange between the currencies of different nations

|X|  the difficulty of predicting international trade patterns and

|X|  the possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price. With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries. See "Investment Strategies and Risks--ADRs" in the Fund's Statement of Additional Information for additional information relating to ADRs.



                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Fund's investment adviser is Jensen Investment Management, Inc., with offices at 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon
97204-3721. The investments and business operations of the Fund are managed by the investment adviser subject to oversight by the Fund's board of directors. The investment adviser is also responsible for selecting brokers and dealers to execute the Fund's portfolio transactions. Jensen Investment Management, Inc. has acted as an investment adviser to the Fund since the Fund was started in 1992.

The Fund is managed by a team composed of the investment adviser's investment committee, which is responsible for all the Fund's investment decisions. The investment committee is composed of Val E. Jensen, Gary W. Hibler, Robert F. Zagunis, David S. Davies, and Robert G. Millen.

Val E. Jensen, the Chairman of the Fund, has over 40 years experience advising individual and institutional investors. As the Founder and a Principal of the investment adviser since 1988, he also served as President of the investment adviser from 1988 until August 1999 when he was appointed Chairman. He served as President of Jensen Securities Company from 1983 to 1990 and of Charter Investment Group from 1977 to 1983.

Gary W. Hibler, Ph.D., has over 30 years of investment management experience. He joined the investment adviser in 1991 as a Principal and served as Secretary of the adviser from May 1994 until August 1999 when he was appointed President. Dr. Hibler is President of the Fund.

Robert F. Zagunis has been employed as Vice President and a Principal of the Fund's investment adviser since January 1993. Mr. Zagunis has over 25 years of experience in the financial industry. He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade. Among other community activities, he served as chair of the Finance committee of the Oregon Economic Development Department. Mr. Zagunis is Vice President of the Fund.

David S. Davies, a Principal of the investment adviser since January 2000, has over 31 years of financial management and accounting experience. Mr. Davies joined the investment adviser in January 1998 as Director of Operations. He served as Chief Financial Officer and consultant for several high tech, service and manufacturing companies, most recently as Chief Financial Officer for TelServ, a telecommunications start-up company, from 1995 to December 1997. He also served as the Controller and Senior Vice President for U.S. Bank N.A. from 1976 to 1981. Mr. Davies oversees accounting matters for the Fund.

Robert G. Millen was appointed a Principal of the investment adviser in July 2000. Mr. Millen has over 30 years of experience in banking and financial services, serving most recently as Vice President of Principal Financial Group, the seventh largest insurance company in the United States, from 1997 to June 2000. Prior to that, he was the Financial Group Vice President from 1990 to 1997 for Wellmark Inc., a $1.5 billion managed health care and financial services company. Mr. Millen's other professional experience includes serving as President of First Interstate Bank N.A. and senior management positions at Norwest Bank N.A., in Des Moines, Iowa. Mr. Millen is Secretary of the Fund.


The Fund's investment adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $_________ million at May 31, 2003. For its services, the investment adviser receives an annual investment advisory fee paid by the Fund equal to 0.50% of the Fund's average daily net assets. For more information about management of the Fund's investment adviser, see "Management of the Fund" and "Investment Advisory and Other Services" in the Fund's Statement of Additional Information.


DISTRIBUTION OF SHARES
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Distributor

Quasar Distributors, LLC ("Distributor"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund's shares. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Distribution and the Shareholder Services Plan


The Fund implemented a combined Distribution and Shareholder Servicing Plan (the "Plan") in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Fund to pay fees for the sale and distribution of its shares and to obtain shareholder services and provide for maintenance of shareholder accounts from service providers. The maximum level of the Plan expenses is 0.50% for Class R shares. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



                         SHAREHOLDER SERVICE INFORMATION

PRICING OF FUND SHARES
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The price for Fund shares is the net asset value (NAV) per share. The NAV of Fund shares is determined at the close of regular trading hours of the NYSE each day the NYSE is open. Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order. The NAV per share is determined by dividing the total value of the Fund's securities and other assets, less its liabilities, by the total number of shares outstanding. Securities are valued at market value. If a security's market value is not readily available, its fair value is determined in good faith by or under the direction of the Fund's board of directors.

The market value of the securities in the Fund's portfolio changes daily, and the NAV of Fund shares changes accordingly. See the Statement of Additional Information for more information about the pricing of the Fund's shares.

HOW TO BUY FUND SHARES
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You may purchase shares of the Fund directly from the Fund. Shares of the Fund are available at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Forms are available by request and at www.jenseninvestment.com.

Minimum Investment


The minimum investment amount for Class R shares is as follows:


                              Initial Investment           Subsequent Investment

            Class R                  $2,500                          $100


If you purchase through a financial intermediary, you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.


Financial Intermediaries

You may also purchase shares of the Fund through a third party, such as broker-dealers, financial institutions or other financial service firms. When you purchase shares of the Fund this way through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares. In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|  the name of the Fund

|X|  the dollar amount of shares to be purchased

|X|  account application form or investment stub

|X|  check payable to "The Jensen Portfolio"


The price per share you will receive will be the net asset value next computed after your request is accepted by the financial intermediary.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this prospectus. Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you. These charges are retained by the financial intermediary and are not paid to the Fund or the investment adviser.

Buying shares by mail

Complete an application and send it to the address below, with a check or money order for at least the minimum amount and made payable to "The Jensen Portfolio":

By Mail:                                   By Overnight or Express Mail:
The Jensen Portfolio, Inc.                 The Jensen Portfolio, Inc.
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
PO Box 701                                 615 East Michigan Street
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202-5207


The Fund will not accept payment in cash or third-party checks. All checks or money orders should be made payable to the Fund. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars only.

NOTE:U.S. Bancorp Fund Services, LLC will charge you a $25 fee against your account for any returned checks due to insufficient funds. In addition, you will be responsible for any losses suffered by the Fund as a result.



Buying Shares by Wire

1. Call U.S. Bancorp Fund Services, LLC at 800-992-4144 to advise of the dollar amount of your investment by wire.

2. Complete and send in an application form to the address and/or fax number provided on the application form.

3. Instruct your bank to wire your investment amount through the Federal Reserve as follows:


       U.S. Bank, N.A.
       425 Walnut Street
       Cincinnati, Ohio 45202
       ABA Number: 042000013
       For credit to U.S. Bancorp Fund Services, LLC
       Account Number 112-952-137
       Further credit to: The Jensen Portfolio, Inc.
       Your account name and account number


Buying Shares by Telephone

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund or USBFS toll free at 800-992-4144. This option allows you to move money from your bank account to the Fund account upon request. Only bank accounts held at U.S. banks that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of the Fund's shares.


Choosing a Distribution Option

When you complete your account application, you may choose from three distribution options.

1. You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.

2. You may elect to receive income dividends and capital gains distributions in cash.

3. You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing by USBFS prior to the record date for the distribution for which a change is requested.

Retirement Plans

Tax-deferred retirement plans including

|X|      IRAs
|X|      Keogh accounts
|X|      SEP accounts and
|X|      Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund. If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan's custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-992-4144 for information and forms.



Additional Purchase Information

The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund if management determines the rejection or suspension is in the best interests of the Fund.

Foreign investors must provide additional information to the Fund. Please call our shareholder services at 800-992-4144 for assistance.

Stock Certificates

The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and U.S. Bancorp Fund Services, LLC are available to assist you in opening accounts and when purchasing or redeeming shares.



How to Redeem Fund Shares
--------------------------------------------------------------------------------

You may redeem all or a portion of your shares on any business day. Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order. Payment is typically made within one or two business days of receipt of a valid redemption request.



Redemption by Mail

You may mail your redemption request to:

By Mail:                                     By Overnight or Express Mail:
The Jensen Portfolio, Inc.                   The Jensen Portfolio, Inc.
c/o U.S. Bancorp Fund Services, LLC          c/o U.S. Bancorp Fund Services, LLC
PO Box 701                                   615 East Michigan Street
Milwaukee, WI  53201-0701                    Milwaukee, WI  53202-5207

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in "good order" if the following information is included:

|X|  The name of the Fund and Class of shares

|X|  The dollar amount or number of shares being redeemed

|X|  The account registration number

|X|  The signatures of all registered shareholders as registered

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact USBFS if your account is registered in one of these categories.


IRA Redemption

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.



Redemption by Telephone

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund), you may redeem shares in any amount, but not less than $100, by instructing U.S. Bancorp Fund Services by phone at 800-992-4144. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor any of the service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o    that you correctly state your Fund account number
o    the name in which your account is registered
o the social security or tax identification number under which the account is registered
o    the address of the account holder, as stated in the New Account Application
     Form



Signature Guarantee

In addition to the requirements discussed above, a signature guarantee may be needed for:

|X|  redemptions made by wire transfer
|X|  redemptions payable other than exactly as the account is registered
|X| redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request or
|X|  redemptions over $50,000.

The Fund reserves the right to require a signature guarantee under other circumstances. The Fund honors signature guarantees from national or state banks, federal savings and loan associations, trust companies and member firms of domestic stock exchanges.



Redemption Price and Payment for Fund Shares

Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above). If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received. If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent. However, when a redemption is requested shortly after your purchase of shares by check, the redemption proceeds of those shares will not be distributed until the check received for those shares has cleared. Normally, local personal checks or corporate checks clear within three days, and other personal or corporate checks clear within seven days, but some may take up to twelve days from the date you purchased shares. You may avoid these delays by purchasing shares of the Fund by wire transfer. The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish the Fund with your social security or other tax identification number. See "Dividends, Distributions and Taxes" in this prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered, unless you requested wire transfer of the payment. There is no charge for redemption payments that are mailed. Redemption payments sent by wire transfer must be at least $1,000, and the Fund's transfer agent currently charges $15.00 for each wire transfer. This amount will be charged against your account. Your bank may also impose an incoming wire charge.



Redemptions at the Option of the Fund

In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder. If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions. As of the date of this Prospectus, the Fund had not instituted such a policy. However, the Fund's articles of incorporation authorize the board of directors to institute such a policy if the board determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.



Additional Redemption Information

Neither the Fund, the investment adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this prospectus.


General Transaction Policies

The Fund reserves the right to:

o    Vary or waive any minimum investment requirement.

o Redeem all shares in your account if your balance falls below the Fund's minimum for the applicable class of shares. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

o Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker/dealer or other financial organization for details.



                       Dividends, Distributions And Taxes

The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash. The Fund will notify you following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company under the Internal Revenue Code. By qualifying as a regulated investment company and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

The tax characteristics of distributions from the Fund are the same whether paid in cash or in additional shares. For federal income tax purposes, distributions of net investment income or of net short-term capital gain are generally taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund's shares. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply. Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the Internal Revenue Service. The Fund generally does not accept an application to open an account that does not comply with these requirements.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. There may be other federal, state or local tax considerations applicable to a particular shareholder. Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.



                           CONFIRMATION AND STATEMENTS

The Fund's transfer agent, U.S. Bancorp Fund Services, LLC, will send you a statement of your account after every transaction affecting your share balance or account registration. Please allow seven to ten business days for the transfer agent to confirm your order. The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter. Generally, a statement with tax information will be mailed to you by January 31 of each year. A copy of the tax statement also is filed with the Internal Revenue Service.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund's second fiscal quarter. Each of these reports includes a statement listing the Fund's portfolio securities.



                              SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly. Any inquiries you have should be addressed to U.S. Bancorp Fund Services, LLC at 615 E. Michigan Street, Milwaukee, WI 53202 (telephone 800-992-4144).



                            NOTICE OF PRIVACY POLICY


Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. (collectively, "Jensen") have had a long-standing policy of maintaining strict confidentiality over customer information. Jensen's policy is as follows:

CONFIDENTIALITY AND SECURITY
All information regarding customer identity, security holdings and financial status will be kept strictly confidential.

Jensen is now required to provide you the following two notices:

Categories of information Jensen discloses and parties to whom Jensen discloses that information:

Jensen does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, Jensen is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions.

Categories of information Jensen collects:

Jensen collects nonpublic personal information about our customers from the following sources:

o Information Jensen receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with Jensen, its affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

In the event that you hold shares of The Jensen Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.


[The Jensen Portfolio Logo]



DIRECTORS
Norman W. Achen, J.D.
Roger A. Cooke, J.D.
Robert Harold, C.P.A.
Gary W. Hibler, Ph. D
Val E. Jensen
Louis B. Perry, Ph. D

INVESTMENT ADVISER
Jensen Investment Management, Inc.
2130 Pacwest Center
1211 SW Fifth Avenue
Portland, OR  97204-3721
Telephone:    503-274-2044
              800-221-4384
www.jenseninvestment.com


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Suite 3100
1300 SW Fifth Avenue
Portland, OR  97201




OFFICERS
Val E. Jensen, Chairman
Gary W. Hibler, President
Robert F. Zagunis, Vice President
Robert G. Millen, Secretary



LEGAL COUNSEL
Stoel Rives LLP
Suite 2600
900 SW Fifth Avenue
Portland, OR  97204-1268

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701 Milwaukee, WI 53201-0701
-or-
Third Floor
615 East Michigan Street
Milwaukee, WI  53202-5207
Telephone:  800-992-4144

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207




[Jensen Portfolio Logo]

For More Information

Additional information about the Fund is available free upon request. The annual and semi-annual reports provide the Fund's most recent financial report and portfolio holdings. The annual report contains a letter from the Fund's manager discussing the market conditions and investment strategies that affected the Fund's performance during its last fiscal year. The Statement of Additional Information (SAI) supplements this prospectus and is incorporated into this prospectus by reference. The Statement of Additional Information includes a list of the Fund's investment policies and restrictions, as well as more detail about the management of the Fund. You may review and obtain copies of The Jensen Portfolio, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.


SEC File Number:  811-6653



                     Prospectus

              ___________, 2003


                 Class I Shares


                           [the Jensen Portfolio Logo]









     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is adequate or complete. It is a criminal offense to suggest otherwise.




                                   PROSPECTUS
                                 _________, 2003

                                 Class I Shares

                           [the Jensen Portfolio Logo]

                               2130 Pacwest Center
                              1211 SW Fifth Avenue
                             Portland, OR 97204-3721

                                  800-992-4144
                            www.jenseninvestment.com


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The Fund is an equity mutual fund with the principal investment objective of long-term capital appreciation. To achieve this objective, the Fund invests primarily in common stocks of approximately 25 companies that satisfy the investment criteria described in this prospectus. This Prospectus consists of the Class I shares. Class I is the institutional class of shares and is geared towards institutions and individuals willing to make a significant initial investment. Class I shares assesses up to a 0.10% fee for shareholder services.

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TABLE OF CONTENTS

SUMMARY OF THE FUND............................................................4
   INVESTMENT OBJECTIVE........................................................4
   PRINCIPAL INVESTMENT STRATEGIES.............................................4
   PRINCIPAL RISKS OF INVESTING IN THE FUND....................................4
   HISTORICAL PERFORMANCE......................................................5
FUND EXPENSES..................................................................6
FINANCIAL HIGHLIGHTS...........................................................8
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRIMARY RISKS........9
MANAGEMENT OF THE FUND........................................................12
   INVESTMENT ADVISER.........................................................12
   DISTRIBUTION OF SHARES.....................................................13
SHAREHOLDER SERVICE INFORMATION...............................................14
   PRICING OF FUND SHARES.....................................................14
   HOW TO BUY FUND SHARES.....................................................14
   HOW TO REDEEM FUND SHARES..................................................17
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................19
CONFIRMATION AND STATEMENTS...................................................20
SHAREHOLDER INQUIRIES.........................................................20
NOTICE OF PRIVACY POLICY......................................................21

You may download free copies of the current prospectus, annual and semi-annual report from www.jenseninvestment.com. You can also obtain free copies of the current annual or semi-annual report and Statement of Additional Information by contacting the Fund:

             By Telephone                 By Mail
             ------------                 -------
             Toll-free in the U.S.        The Jensen Portfolio
             800-992-4144                 c/o U.S. Bancorp Fund Services, LLC
                                          PO Box 701
                                          Milwaukee, WI
                                          53201-0701 -or-
                                          Third Floor 615
                                          East Michigan
                                          Street Milwaukee,
                                          WI 53202-5207




                               SUMMARY OF THE FUND



INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The objective of the Fund is long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES
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To achieve its objective, the Fund invests in equity securities of approximately 25 companies that satisfy the investment criteria described below. Generally, each company in which the Fund invests must:

|X| have consistently achieved strong earnings and have a trend of increasing free cash flow over the prior ten years

|X|  be in excellent financial condition and

|X| in the opinion of the Fund's investment adviser, be capable of sustaining outstanding business performance.

The Fund may invest in securities when they are priced below their intrinsic values. The Fund may sell all or part of its position in a company, however, when the investment adviser has determined that another qualifying security has a much higher opportunity to achieve the Fund's objective. In addition, the Fund must sell its entire position in a company when the company no longer meets each of the Fund's specified investment criteria, unless that failure is due to an extraordinary situation that the Fund's investment adviser believes will not have a material adverse impact on the company's operating performance.

The investment adviser expects the securities of approximately 25 primarily domestic companies will be included in the Fund's investment portfolio at any time, and the Fund must always own the securities of at least 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this prospectus under "Investment Objective, Principal Investment Strategies and Primary Risks."

PRINCIPAL RISKS OF INVESTING IN THE FUND
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Investing in common stocks has inherent risks, which could cause you to lose money. Some of the risks of investing in this Fund are:

|X|  Stock Market Risk

     The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder's investment.

|X|  Management Risk

     The Fund's investment adviser may be incorrect in its judgement of the value of particular stocks. The investments chosen by the Fund's adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund's objectives will be achieved.

|X|  Nondiversification

     The Fund is a nondiversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a "diversified" fund. The Fund's investment adviser expects to invest in the securities of approximately 25 companies at any one time. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund.


Investment Suitability

The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

HISTORICAL PERFORMANCE
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The bar chart and table shown below illustrate the variability of the Fund's returns. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund's performance from year to year (on a calendar year basis). The table shows how the Fund's average annual returns since its inception compare with those of the S&P 500 Index, an unmanaged index of mostly larger-sized companies. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Since Class I shares of the Fund have not yet commenced operations, the performance information shown below is from the Class J shares of the Fund.

Year-by-Year Total Return as of December 31*
Class J Shares

[BAR CHART]

1993:   -7.27%
1994:   -1.77%
1995:   27.61%
1996:   21.06%
1997:   22.99%
1998:   16.70%
1999:   16.71%
2000:   20.04%
2001:    0.03%
2002:  -10.97%




*    The Fund's year-to-date total return as of June 30, 2003 was -____%.

Best Quarter:     Q4 1998 at 17.16%         Worst Quarter:    Q2 2002 at -12.43%


                          Average Annual Total Returns
                          Year Ended December 31, 2002

                                         One Year   Past 5 Years Since Inception
---------------------------------------- -------- -------------- ---------------
The Jensen Portfolio - Class J shares(1)
 Return Before Taxes                      -10.97%        7.81%         9.68%
 Return After Taxes on Distributions(2)
 Return After Taxes on Distributions and
      Sale of Fund Shares
S&P 500 Index(3)                          -22.10%       -0.58%         9.34%
---------------------------------------- --------- ------------- ---------------

(1)  Class I shares have not yet commenced operations.


(2) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(3) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.


                                  FUND EXPENSES

The tables below describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                             Class I
     Maximum Sales Load
     Imposed on Purchases                                      None
     Maximum Deferred Sales Load                               None
     Maximum Sales Load Imposed
     on Reinvested Dividends                                   None
     Redemption Fees                                         None(1)
     Exchange Fee                                              None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                             Class I

     Management Fees                                          0.50%
     Distribution (12b-1) Fees                                 None
     Other Expenses (2)                                        TBD
                                                               ---
     Total Annual Fund Operating Expenses                      TBD
                                                               ===

-----------------

(1) The transfer agent charges a $15.00 fee for each redemption paid by wire transfer.
(2) Other Expenses include: (a) custodian, transfer agency, and other customary Fund expenses not listed above which are estimated to total 0.25% of average daily net assets; and (b) an annual shareholder servicing fee of up to 0.10% of average daily net assets for Class I shares.

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Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 year         3 years         5 years         10 years
               ------         -------         -------         --------
 Class I        TBD             TBD             TBD             TBD



                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available without charge upon request. Because Class I shares recently started operations, there are no financial highlights to report for the Class at this time. The highlights shown below pertain to Class J shares, which have been operating since August 3, 1992.




                                                                 Class J
                              --------------------------------------------------------------------------
                                                            Year ended May 31,
                              -------------------------------------------------------------------------
                                   2002           2001          2000           1999         1998
                              ---------------   ------------  ------------   ------------  ------------
Net asset value,
  beginning of  year..........        $21.53         $22.25        $19.42         $16.87        $14.78
Income from investment
  operations:
  Net investment income.......          0.05           0.09          0.06           0.05          0.23
  Net gains or losses on
    securities (both realized
    and unrealized)...........          1.00          (0.14)         5.30           2.56          2.46
                              ---------------   ------------  ------------   ------------  ------------
  Total from investment
    operations................          1.05          (0.05)         5.36           2.61          2.69
                              ---------------   ------------  ------------   ------------  ------------
Less distributions:
  Dividends from net
   investment
    income....................        (0.07)          (0.10)        (0.03)         (0.05)        (0.23)
  Return of capital...........            --             --            --          (0.01)           --
  Distributions from capital
   gains......................            --          (0.57)        (2.50)            --         (0.37)
                              ---------------   ------------  ------------   ------------  ------------
  Total distributions.........         (0.07)         (0.67)        (2.53)         (0.06)        (0.60)
                              ---------------   ------------  ------------   ------------  ------------
Net asset value, end of  year.        $22.51         $21.53        $22.25         $19.42        $16.87
                              ===============   ============  ============   ============  ============

Total return..................          4.88%         (0.18)%       27.65%         15.51%        18.28%
Supplemental data and ratios:
  Net assets, end of  year....  $473,413,534    $46,119,413   $30,525,067    $24,542,844   $19,900,373
  Ratio of expenses to average
    net assets................          1.00%          0.95%         0.94%          0.96%         1.02%
  Ratio of net investment
   income
    to average net assets.....          0.23%          0.45%         0.31%          0.27%         1.44%
  Portfolio turnover rate.....          0.78%          6.53%        32.35%         13.87%        20.80%






                   Investment Objective, Principal Investment
                          Strategies and Primary Risks



INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's approach to investing focuses on those companies with a record of achieving high returns over the long term and which are well positioned to maintain competitive advantages and continued high returns on equity and free cash flow. The Fund's investment objective is long-term capital appreciation. To achieve its objective, the Fund invests primarily in the common stocks of approximately 25 companies selected according to the specific, long-term investment criteria established by the Fund's investment adviser and described more fully below. The Fund's investment adviser believes these criteria provide objective evidence of management that is capable and dedicated to providing above-average returns to the company's shareholders. A Company must have satisfied all of the following criteria to be selected for investment by the
Fund:

|X| attained a return on equity of at least 15 percent per year for each of the prior 10 years.

|X| be in excellent financial condition based on certain qualitative factors such as a company's ability to grow its business from excess cash flow.

|X| be selling at a significant discount to its intrinsic value as determined by the Fund's investment adviser. Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present. By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

|X| demonstrated a commitment to increasing shareholders' value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends.

|X| in the opinion of the Fund's investment adviser, established entry barriers as evidenced by: (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company's products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impracticable for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund's investment adviser.

|X| in the opinion of the Fund's investment adviser, have the capability of continuing to meet all of the above criteria.



The Fund's Portfolio Securities

The Fund may invest in any of the following securities, referred to as eligible equity securities, issued by companies that meet the Fund's investment criteria when the Fund purchases the security:

|X| voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange or the Nasdaq National Market

|X| convertible debt securities and convertible preferred stock listed on a major United States stock exchange or the Nasdaq National Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above and

|X| American Depositary Receipts (ADRs) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange or through the Nasdaq National Market. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.

The Fund may invest in securities that are issued by foreign companies if the securities qualify as eligible equity securities and if the issuer meets the Fund's investment criteria described above. There are no restrictions on the amount of securities of foreign issuers that it may own. The Fund, however, does not expect securities of foreign issuers to be a significant amount of the Fund's total assets.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation. The Fund's investment policy governs the portfolio turnover rate. The Fund's investment policy permits the Fund to sell all or part of its securities of a company when the Fund's adviser determines that the security should be replaced with another qualifying security that has a higher opportunity for appreciation. In addition, the Fund must sell its entire position in a company if that company no longer satisfies the criteria specified above, unless the failure is due to an extraordinary situation that the Fund's adviser believes will not have a material adverse impact on the company's operating performance. Once the Fund makes a determination, however, that it must sell its securities of a company no longer meeting the investment criteria, it will sell its position within a reasonable period of time. The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company. See "Fundamental Investment Restrictions," "Portfolio Turnover" and "Tax Status of the Fund" in the Fund's Statement of Additional Information for more information on the Fund's investment policies and restrictions.

The Fund's Temporary Investments

The Fund may also invest up to 25 percent of its assets in cash or cash equivalents. Some of these short-term instruments include:

|X|  cash held by the Fund's custodian, U.S. Bank N.A.

|X|  FDIC-insured bank deposits

|X|  United States Treasury bills

|X| commercial paper rated A-1 by Standard and Poor's Corporation or Prime-1 by Moody's Investor Services, Inc.

|X| demand notes of companies whose commercial paper receives the same ratings listed above by Moody's or S & P


|X|  institutional grade paper maturing at 13 months or less; and

|X|  U.S. Government agency discount notes.




Implementation of Investment Objective and Strategies

The Fund has developed an extensive quality control program to ensure that the Fund's investment strategy, research process and administration are implemented properly. The objectives of this program are to ensure that

|X|  the Fund's investment strategy is applied consistently over time

|X|  the objective investment criteria are applied on a uniform basis and

|X| management focuses at all times on the best interests of the shareholders of the Fund.

The Fund's investment strategy has been blended with certain administrative policies to accomplish its investment objective. The Fund has:

|X| objectively defined the Fund's research process, so that every security in the Fund's portfolio has met specific objective and analytical tests

|X| defined the Fund's trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund's investment criteria and (b) makes changes to its portfolio only when the investment adviser determines the issuer's performance makes a change advisable

|X| established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options and

|X| retained a nonaffiliated transfer agent, U.S. Bancorp Fund Services, LLC ("USBFS"), to perform all fund accounting and transfer agent functions, and custodian, U.S. Bank, N.A., for custody functions.

These measures are in addition to those required by the Investment Company Act of 1940 ("1940 Act"). See the Fund's Statement of Additional Information for more information on compliance with the 1940 Act.

PRIMARY RISKS

Stock Market and Management Risk

The Fund's investment adviser makes all decisions regarding the Fund's investments. Accordingly, the Fund's investment success depends on the skill of the investment adviser in evaluating, selecting and monitoring the Fund's assets and investments. Like all mutual funds, the market value of the Fund's securities may decrease over a short or extended period of time. Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the investment adviser believes can be accomplished by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage. Furthermore, the Fund may only invest in those companies that can be purchased at a significant discount to their intrinsic values. Since the intrinsic value is calculated from estimated future cash flows, the investment adviser's estimate may change as the forces of economics, competition, inflation, and other factors affect each particular company. Because intrinsic value is a function of business and does not change as much or as frequently as market values, the relationship between the two is not constant, and the market price of a company's securities may either be under or over their intrinsic value.



Nondiversification

The Fund is a nondiversified mutual fund. This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments. The Fund's "nondiversified status" permits the investment of a greater portion of the Fund's assets in the securities of a smaller number of issuers than would be permissible under a "diversified status." The appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund and, accordingly, the net asset value of the Fund may fluctuate more than a comparable "diversified" fund.



International Risk, Foreign Securities and ADRs

Although all of the Fund's portfolio securities must be listed on United States stock exchanges or the Nasdaq National Market, the Fund may invest in certain foreign securities and ADRs. The Fund also invests in domestic companies that engage in significant foreign business. See "Investment Objective, Principal Investment Strategies and Primary Risks--The Fund's Portfolio Securities" in this prospectus. These investments involve certain risks, such as:

|X| political or economic instability in the country where the company is headquartered or doing business

|X| fluctuations in the relative rates of exchange between the currencies of different nations

|X|  the difficulty of predicting international trade patterns and

|X|  the possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price. With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries. See "Investment Strategies and Risks--ADRs" in the Fund's Statement of Additional Information for additional information relating to ADRs.



                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER
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The Fund's investment adviser is Jensen Investment Management, Inc., with offices at 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon
97204-3721. The investments and business operations of the Fund are managed by the investment adviser subject to oversight by the Fund's board of directors. The investment adviser is also responsible for selecting brokers and dealers to execute the Fund's portfolio transactions. Jensen Investment Management, Inc. has acted as an investment adviser to the Fund since the Fund was started in 1992.

The Fund is managed by a team composed of the investment adviser's investment committee, which is responsible for all the Fund's investment decisions. The investment committee is composed of Val E. Jensen, Gary W. Hibler, Robert F. Zagunis, David S. Davies, and Robert G. Millen.

Val E. Jensen, the Chairman of the Fund, has over 40 years experience advising individual and institutional investors. As the Founder and a Principal of the investment adviser since 1988, he also served as President of the investment adviser from 1988 until August 1999 when he was appointed Chairman. He served as President of Jensen Securities Company from 1983 to 1990 and of Charter Investment Group from 1977 to 1983.

Gary W. Hibler, Ph.D., has over 30 years of investment management experience. He joined the investment adviser in 1991 as a Principal and served as Secretary of the adviser from May 1994 until August 1999 when he was appointed President. Dr. Hibler is President of the Fund.

Robert F. Zagunis has been employed as Vice President and a Principal of the Fund's investment adviser since January 1993. Mr. Zagunis has over 25 years of experience in the financial industry. He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade. Among other community activities, he served as chair of the Finance committee of the Oregon Economic Development Department. Mr. Zagunis is Vice President of the Fund.

David S. Davies, a Principal of the investment adviser since January 2000, has over 31 years of financial management and accounting experience. Mr. Davies joined the investment adviser in January 1998 as Director of Operations. He served as Chief Financial Officer and consultant for several high tech, service and manufacturing companies, most recently as Chief Financial Officer for TelServ, a telecommunications start-up company, from 1995 to December 1997. He also served as the Controller and Senior Vice President for U.S. Bank N.A. from 1976 to 1981. Mr. Davies oversees accounting matters for the Fund.

Robert G. Millen was appointed a Principal of the investment adviser in July 2000. Mr. Millen has over 30 years of experience in banking and financial services, serving most recently as Vice President of Principal Financial Group, the seventh largest insurance company in the United States, from 1997 to June 2000. Prior to that, he was the Financial Group Vice President from 1990 to 1997 for Wellmark Inc., a $1.5 billion managed health care and financial services company. Mr. Millen's other professional experience includes serving as President of First Interstate Bank N.A. and senior management positions at Norwest Bank N.A., in Des Moines, Iowa. Mr. Millen is Secretary of the Fund.


The Fund's investment adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $_____ million at May 31, 2003. For its services, the investment adviser receives an annual investment advisory fee paid by the Fund equal to 0.50% of the Fund's average daily net assets. For more information about management of the Fund's investment adviser, see "Management of the Fund" and "Investment Advisory and Other Services" in the Fund's Statement of Additional Information.


DISTRIBUTION OF SHARES
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Distributor

Quasar Distributors, LLC ("Distributor"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund's shares. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.


Shareholder Services Plan

The Fund implemented a Shareholder Services Plan that allows the Fund on behalf of Class I to obtain shareholder services and provide for maintenance of shareholder accounts from service providers for fees at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The investment adviser may also make payments from the fees it receives under the Shareholder Servicing Agreement to financial intermediaries and other service providers which have entered into written shareholder servicing agreements with the Fund's Distributor to perform these services for its customers who purchase shares of the Fund.




                         SHAREHOLDER SERVICE INFORMATION

PRICING OF FUND SHARES
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The price for Fund shares is the net asset value (NAV) per share. The NAV of Fund shares is determined at the close of regular trading hours of the NYSE each day the NYSE is open. Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order. The NAV per share is determined by dividing the total value of the Fund's securities and other assets, less its liabilities, by the total number of shares outstanding. Securities are valued at market value. If a security's market value is not readily available, its fair value is determined in good faith by or under the direction of the Fund's board of directors.

The market value of the securities in the Fund's portfolio changes daily, and the NAV of Fund shares changes accordingly. See the Statement of Additional Information for more information about the pricing of the Fund's shares.

HOW TO BUY FUND SHARES
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You may purchase shares of the Fund directly from the Fund. Shares of the Fund are available at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Forms are available by request and at www.jenseninvestment.com.

Minimum Investment

The minimum investment amount for Class I shares is as follows:

                          Initial Investment            Subsequent Investment

            Class I           $1,000,000                     Any amount


Financial Intermediaries

You may also purchase shares of the Fund through a third party, such as broker-dealers, financial institutions or other financial service firms. When you purchase shares of the Fund this way through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares. In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|  the name of the Fund

|X|  the dollar amount of shares to be purchased

|X|  account application form or investment stub

|X|  check payable to "The Jensen Portfolio"


The price per share you will receive will be the net asset value next computed after your request is accepted by the financial intermediary.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this prospectus. Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you. These charges are retained by the financial intermediary and are not paid to the Fund or the investment adviser.

Buying shares by mail

Complete an application and send it to the address below, with a check or money order for at least the minimum amount and made payable to "The Jensen Portfolio":

By Mail:                                 By Overnight or Express Mail:
The Jensen Portfolio, Inc.               The Jensen Portfolio, Inc.
c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
PO Box 701                               615 East Michigan Street
Milwaukee, WI  53201-0701                Milwaukee, WI  53202-5207


The Fund will not accept payment in cash or third-party checks. All checks or money orders should be made payable to the Fund. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars only.

NOTE:U.S. Bancorp Fund Services, LLC will charge you a $25 fee against your account for any returned checks due to insufficient funds. In addition, you will be responsible for any losses suffered by the Fund as a result.



Buying Shares by Wire

1. Call U.S. Bancorp Fund Services, LLC at 800-992-4144 to advise of the dollar amount of your investment by wire.

2. Complete and send in an application form to the address and/or fax number provided on the application form.

3. Instruct your bank to wire your investment amount through the Federal Reserve as follows:
       U.S. Bank, N.A.
       425 Walnut Street
       Cincinnati, Ohio 45202
       ABA Number: 042000013
       For credit to U.S. Bancorp Fund Services, LLC
       Account Number 112-952-137
       Further credit to: The Jensen Portfolio, Inc.
       Your account name and account number


Buying Shares by Telephone

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund or USBFS toll free at 800-992-4144. This option allows you to move money from your bank account to the Fund account upon request. Only bank accounts held at U.S. banks that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of the Fund's shares.

Choosing a Distribution Option

When you complete your account application, you may choose from three distribution options.

1. You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.

2. You may elect to receive income dividends and capital gains distributions in cash.

3. You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing by USBFS prior to the record date for the distribution for which a change is requested.

Retirement Plans

Tax-deferred retirement plans including

|X|      IRAs
|X|      Keogh accounts
|X|      SEP accounts and
|X|      Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund. If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan's custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-992-4144 for information and forms.



Additional Purchase Information

The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund if management determines the rejection or suspension is in the best interests of the Fund.

Foreign investors must provide additional information to the Fund. Please call our shareholder services at 800-992-4144 for assistance.

Stock Certificates

The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and U.S. Bancorp Fund Services, LLC are available to assist you in opening accounts and when purchasing or redeeming shares.



How to Redeem Fund Shares
--------------------------------------------------------------------------------

You may redeem all or a portion of your shares on any business day. Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order. Payment is typically made within one or two business days of receipt of a valid redemption request.



Redemption by Mail

You may mail your redemption request to:

By Mail:                                     By Overnight or Express Mail:
The Jensen Portfolio, Inc.                   The Jensen Portfolio, Inc.
c/o U.S. Bancorp Fund Services, LLC          c/o U.S. Bancorp Fund Services, LLC
PO Box 701                                   615 East Michigan Street
Milwaukee, WI  53201-0701                    Milwaukee, WI  53202-5207

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in "good order" if the following information is included:

|X|  The name of the Fund and Class of shares

|X|  The dollar amount or number of shares being redeemed

|X|  The account registration number

|X|  The signatures of all registered shareholders as registered

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact USBFS if your account is registered in one of these categories.


IRA Redemption

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.



Redemption by Telephone

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund), you may redeem shares in any amount, but not less than $100, by instructing U.S. Bancorp Fund Services by phone at 800-992-4144. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor any of the service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o    that you correctly state your Fund account number
o    the name in which your account is registered
o the social security or tax identification number under which the account is registered
o    the address of the account holder, as stated in the New Account Application
     Form


Signature Guarantee

In addition to the requirements discussed above, a signature guarantee may be needed for:

|X|  redemptions made by wire transfer

|X|  redemptions payable other than exactly as the account is registered

|X| redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request or

|X|  redemptions over $50,000.

The Fund reserves the right to require a signature guarantee under other circumstances. The Fund honors signature guarantees from national or state banks, federal savings and loan associations, trust companies and member firms of domestic stock exchanges.



Redemption Price and Payment for Fund Shares

Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above). If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received. If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent. However, when a redemption is requested shortly after your purchase of shares by check, the redemption proceeds of those shares will not be distributed until the check received for those shares has cleared. Normally, local personal checks or corporate checks clear within three days, and other personal or corporate checks clear within seven days, but some may take up to twelve days from the date you purchased shares. You may avoid these delays by purchasing shares of the Fund by wire transfer. The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish the Fund with your social security or other tax identification number. See "Dividends, Distributions and Taxes" in this prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered, unless you requested wire transfer of the payment. There is no charge for redemption payments that are mailed. Redemption payments sent by wire transfer must be at least $1,000, and the Fund's transfer agent currently charges $15.00 for each wire transfer. This amount will be charged against your account. Your bank may also impose an incoming wire charge.



Redemptions at the Option of the Fund

In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder. If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions. As of the date of this Prospectus, the Fund had not instituted such a policy. However, the Fund's articles of incorporation authorize the board of directors to institute such a policy if the board determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.



Additional Redemption Information

Neither the Fund, the investment adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this prospectus.


General Transaction Policies

The Fund reserves the right to:

o    Vary or waive any minimum investment requirement.

o Redeem all shares in your account if your balance falls below the Fund's minimum for the applicable class of shares. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

o Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker/dealer or other financial organization for details.



                       Dividends, Distributions And Taxes

The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash. The Fund will notify you following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company under the Internal Revenue Code. By qualifying as a regulated investment company and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

The tax characteristics of distributions from the Fund are the same whether paid in cash or in additional shares. For federal income tax purposes, distributions of net investment income or of net short-term capital gain are generally taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund's shares. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply. Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the Internal Revenue Service. The Fund generally does not accept an application to open an account that does not comply with these requirements.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. There may be other federal, state or local tax considerations applicable to a particular shareholder. Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.



                           CONFIRMATION AND STATEMENTS

The Fund's transfer agent, U.S. Bancorp Fund Services, LLC, will send you a statement of your account after every transaction affecting your share balance or account registration. Please allow seven to ten business days for the transfer agent to confirm your order. The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter. Generally, a statement with tax information will be mailed to you by January 31 of each year. A copy of the tax statement also is filed with the Internal Revenue Service.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund's second fiscal quarter. Each of these reports includes a statement listing the Fund's portfolio securities.



                              SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly. Any inquiries you have should be addressed to U.S. Bancorp Fund Services, LLC at 615 E. Michigan Street, Milwaukee, WI 53202 (telephone 800-992-4144).


                            NOTICE OF PRIVACY POLICY


Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. (collectively, "Jensen") have had a long-standing policy of maintaining strict confidentiality over customer information. Jensen's policy is as follows:

CONFIDENTIALITY AND SECURITY
All information regarding customer identity, security holdings and financial status will be kept strictly confidential.

Jensen is now required to provide you the following two notices:

Categories of information Jensen discloses and parties to whom Jensen discloses that information:

Jensen does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, Jensen is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions.

Categories of information Jensen collects:

Jensen collects nonpublic personal information about our customers from the following sources:

o Information Jensen receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with Jensen, its affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

In the event that you hold shares of The Jensen Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.



[The Jensen Portfolio Logo]



DIRECTORS
Norman W. Achen, J.D.
Roger A. Cooke, J.D.
Robert Harold, C.P.A.
Gary W. Hibler, Ph. D
Val E. Jensen
Louis B. Perry, Ph. D

INVESTMENT ADVISER
Jensen Investment Management, Inc.
2130 Pacwest Center
1211 SW Fifth Avenue
Portland, OR  97204-3721
Telephone:    503-274-2044
              800-221-4384
www.jenseninvestment.com


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Suite 3100
1300 SW Fifth Avenue
Portland, OR  97201




OFFICERS
Val E. Jensen, Chairman
Gary W. Hibler, President
Robert F. Zagunis, Vice President
Robert G. Millen, Secretary



LEGAL COUNSEL
Stoel Rives LLP
Suite 2600
900 SW Fifth Avenue
Portland, OR  97204-1268

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701 Milwaukee, WI 53201-0701
-or-
Third Floor
615 East Michigan Street
Milwaukee, WI  53202-5207
Telephone:  800-992-4144

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202-5207


[Jensen Portfolio Logo]

For More Information

Additional information about the Fund is available free upon request. The annual and semi-annual reports provide the Fund's most recent financial report and portfolio holdings. The annual report contains a letter from the Fund's manager discussing the market conditions and investment strategies that affected the Fund's performance during its last fiscal year. The Statement of Additional Information (SAI) supplements this prospectus and is incorporated into this prospectus by reference. The Statement of Additional Information includes a list of the Fund's investment policies and restrictions, as well as more detail about the management of the Fund. You may review and obtain copies of The Jensen Portfolio, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.


SEC File Number:  811-6653






                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                               _____________, 2003




                           THE JENSEN PORTFOLIO, INC.

                               2130 Pacwest Center
                              1211 SW Fifth Avenue
                           Portland, Oregon 97204-3721
                                  800-992-4144
                            www.jenseninvestment.com








     This Statement of Additional Information ("SAI") provides general information about The Jensen Portfolio, Inc. (the "Fund"). This SAI is not a Prospectus, but instead relates to the Fund's Prospectus dated ________, 2003 and should be read in conjunction with the Prospectus. The Prospectus is available upon request without charge by writing the Fund c/o U.S. Bancorp Fund Services LLC, 615 E. Michigan Street, Milwaukee, WI 53202 or calling 1-800-992-4144.


     The Fund's most recent Annual Report to shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are incorporated into this Statement of Additional Information by reference to the Fund's 2002 Annual Report as filed with the Securities and Exchange Commission.

                               TABLE OF CONTENTS
                                                                           Page


DESCRIPTION OF THE FUND........................................................1
   History and Classification..................................................1
   Investment Strategies and Risks.............................................1
   Fundamental Investment Restrictions.........................................2
   Portfolio Turnover..........................................................4

MANAGEMENT OF THE FUND.........................................................4
   Directors and Officers......................................................4
   Compensation................................................................7
   Board Committees............................................................8

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS.....................................9
   Control Persons.............................................................9
   Principal Shareholders......................................................9


INVESTMENT ADVISORY AND OTHER SERVICES........................................10
   Investment Adviser.........................................................10
   Management of the Investment Adviser.......................................11
   Administrator..............................................................12
   Custodian, Transfer Agent and Dividend Disbursing Agent....................14

DISTRIBUTION OF FUND SHARES...................................................14
   Distributor................................................................14
   Distribution and Shareholder Servicing Plans...............................14
   Shareholder Servicing Plan.................................................16
   Code of Ethics.............................................................16
   Proxy Voting Guidelines....................................................17
   Anti-Money Laundering Program..............................................17


BROKERAGE ALLOCATION AND OTHER PORTFOLIO TRANSACTIONS.........................17
   General Considerations.....................................................17
   Capital Stock..............................................................18

PURCHASE, REDEMPTION AND PRICING OF FUND SHARES...............................18
   Purchases and Redemptions..................................................19
   Pricing of Fund Shares.....................................................19

TAXATION OF THE FUND..........................................................20
   Tax Status of the Fund.....................................................20
   Taxation of Fund Distributions.............................................22
   Other Tax Considerations...................................................22
   Additional Information.....................................................23

PERFORMANCE INFORMATION.......................................................23
   Average Annual Total Returns (Before Taxes)................................24
   Average Annual Total Return (after Taxes on Distributions).................24
   Average Annual Total Return (after Taxes on Distributions and Redemptions).25

GENERAL INFORMATION...........................................................26
   Independent Accountants....................................................26
   Limitation of Director Liability...........................................26
   Registration Statement.....................................................26
   Financial Statements.......................................................27
Appendix A - Commercial Paper Ratings............................Appendix Page 1


                             DESCRIPTION OF THE FUND

History and Classification

     The Jensen Portfolio, Inc. (the "Fund") is a no-load mutual fund that is an open-end, nondiversified, management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Fund was organized as an Oregon corporation on April 17, 1992 and commenced operations on August 3, 1992. Prior to that date, the Fund had no operations other than organizational matters.

     The Fund is designed to provide individual and family trusts, pension and profit sharing plans, employee benefit trusts, endowments, foundations, other institutions, and corporations with access to the professional investment management services offered by Jensen Investment Management, Inc., which serves as the investment adviser (the "Adviser") to the Fund.


     In accordance with a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, the Fund offers three classes of shares for investors--Class J, Class R and Class I shares. Generally, Class J is the class of shares comprising the original Jensen Fund, which assesses a low distribution and shareholder-servicing fee of up to 0.25%. Class R is the retirement class of shares, marketed towards defined contribution plans and other retirement plans. Class R shares assesses a distribution and shareholder-servicing fee of up to 0.50%. C lass I is the institutional class of shares and is geared towards institutions and individuals willing to make a significant initial investment. Class I shares assesses up to a 0.10% fee for shareholder services. More information regarding the Rule 12b-1 Plan and Shareholder Servicing Plan can be found under the sub-heading "Distribution and Shareholder Servicing Plans."


     See "Management of the Fund" and "Investment Advisory and Other Services" in this Statement of Additional Information for more information about the Adviser.

Investment Strategies and Risks

     The  Fund's   principal   investment   objective   is   long-term   capital
appreciation.

     The prospectus discusses the types of securities in which the Fund will invest, and describes the Fund's investment objectives and strategies. See "Investment Objective, Principal Investment Strategies and Primary Risks" in the prospectus. This Statement of Additional Information contains information supplemental to the prospectus concerning the techniques and operations of the Fund, the securities the Fund will invest in, and the policies the Fund will follow.

     Commercial Paper Ratings

     Moody's and S&P are private services that provide ratings of the credit quality of commercial paper. A description of the ratings assigned to commercial paper by Moody's and S&P are included as Appendix A to this Statement of Additional Information. The Fund may purchase commercial paper that is rated P-1 by Moody's or A-1 by S&P and demand notes issued by companies whose commercial paper receives such ratings.

     ADRs

     The Fund may invest in certain foreign securities, directly and by purchasing American Depositary Receipts ("ADRs"). In addition, the Fund invests in domestic companies that engage in substantial foreign business. Some of the risk factors associated with such investments are described in the prospectus under "Primary Risks--International Risks, Foreign Securities and ADRs." This information supplements the information about ADRs contained in the prospectus.

     Generally, ADRs are denominated in United States dollars and are publicly traded on exchanges or over-the-counter in the United States. ADRs are receipts issued by domestic banks or trust companies evidencing the deposit of a security of a foreign issuer.

     ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. The Fund will acquire only ADRs issued in sponsored programs.

Fundamental Investment Restrictions

     The Fund has adopted the fundamental investment restrictions set forth below. These restrictions may not be changed without the approval of the shareholders. Any change must be approved by the lesser of:

(1) 67% or more of the Fund's shares present at a shareholder meeting if the holders of more than 50% of the Fund's outstanding shares are present in person or by proxy, or

(2)  more than 50% of the Fund's outstanding shares.

     In accordance with these restrictions, the Fund may not:

1. At the close of any fiscal quarter, have less than 50% of its total assets represented by:

     (i)  cash and cash  equivalents  permitted  by Section 851 of the  Internal
          Revenue Code of 1986, as amended (the "Code"), and government securities; and

     (ii) other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     Compliance with the Fund's policy limiting to 5% the amount of assets that may be invested in any one issuer is measured at the close of each fiscal quarter. The percentage of Fund assets in any one issuer could amount to more than 5% due to market appreciation of the Fund's investment. Changes to valuations between measurement dates will not necessarily affect compliance with this policy. The Fund's investment in any one issuer will not, however, exceed 25% of the value of the Fund's total assets at the close of any fiscal quarter.

2. Concentrate its investments in any one industry or sector if, as a result, 25% or more of the Fund's assets will be invested in such industry or sector. This restriction, however, does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

3.   Borrow money, except as permitted under the 1940 Act.

4. Purchase securities on margin, except such short-term credits as are standard in the industry for the clearance of transactions.

5.   Make short sales of securities or maintain a short position.

6.   Lend portfolio securities.

7. Make loans to any person or entity, except that the Fund may, consistent with its investment objectives and policies, invest in: (a) publicly traded debt securities; (b) commercial paper; and (c) demand notes, even though the investment in such obligations may be deemed to be the making of loans.

8. Invest in, or engage in transactions involving, real estate or real estate mortgage loans; commodities or commodities contracts, including futures contracts; oil, gas or other mineral exploration or development programs, or option contracts.

9.   Invest in any security that would expose the Fund to unlimited liability.

10. Underwrite the securities of other issuers, or invest in restricted or illiquid securities.

11. Invest in securities of other investment companies, except as permitted under the 1940 Act.

12.  Issue any senior securities.

13. Change the investment policies set forth in the Fund's then current prospectus and Statement of Additional Information, unless at least 30 days' prior written notice is provided to each shareholder describing each policy change and the reasons for the change.

Portfolio Turnover

     The Fund purchases portfolio securities with the expectation of holding them for long-term appreciation. The Fund will not sell its position in a portfolio company unless the Adviser determines that:

o the portfolio company should be replaced with another qualifying security that has a higher opportunity to achieve the Fund's objective (as further described in the Fund's prospectus) or

o the issuer of the security no longer meets one or more of the investment criteria specified in the Fund's prospectus.

However, if such failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company's operating performance, the Fund may retain the investment. Accordingly, the Fund does not expect its annual portfolio turnover generally to exceed 25%. The turnover rate could, however, be significantly higher or lower depending on the performance of the portfolio companies, the number of shares of the Fund that are redeemed, or other external factors outside the control of the Fund and the Adviser.

     In computing the portfolio turnover rate, all securities whose maturity or expiration dates at the time of acquisition was one year or less are excluded. The turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.

     The annual portfolio turnover rates for the past two fiscal years are as follows:

          Year Ended May 31,
------------------ ---------------

      2003              2002

------------------ ---------------
                       0.78%
------------------ ---------------


                             MANAGEMENT OF THE FUND

Directors and Officers

     The Fund is managed under the supervision of its Board of Directors, which consists of five individuals, three of whom are not "interested" persons of the Fund or the Adviser as that term is defined under the 1940 Act ("Independent Directors"). The Board of Directors is responsible for the overall management of the Fund, including the general supervision and review of the Fund's investment policies and activities. The Board of Directors elects the officers who conduct the day-to-day business of the Fund. The directors are fiduciaries for the Fund's shareholders and are governed by the laws of the state of Oregon in this capacity.

     The directors and officers of the Fund are listed below, together with information about their principal business occupations during at least the last five years:




-------------------------- ------------- ----------- -------------------------------- ----------- ---------------------
Name, Address and Age      Position(s)   Term of     Principal Occupation During      # of        Other Directorships
                           Held with     Office and  Past Five Years                  Portfolios  Held by Director
                           the Fund      Length of                                    in Fund
                                         Time                                         Complex
                                         Served**                                     Overseen by
                                                                                      Director
-------------------------- ------------- ----------- -------------------------------- ----------- ---------------------
                           Independent Directors
-----------------------------------------------------------------------------------------------------------------------
Norman W. Achen, J.D.      Director      Served      President of N.W. Achen               1      Director of
Age: 82                                  since       Professional Corporation, a                  Brentwood Biomedical
The Jensen Portfolio, Inc.               inception   consulting firm, (1980 -                     Research Institute
2130 Pacwest Center                      (1992).     present); Chairman and CEO of                (1998 - present);
1211 SW Fifth Ave.                                   the Achen Group, a healthcare                Director of IMDP
Portland, OR  97204                                  investment and management                    (1998 - present).
                                                     consulting firm, (1992 - 2001).

Roger A. Cooke, J.D.       Director      3 years     Vice President - Regulatory           1      None
Age: 55                                  served.     and Legal Affairs of Precision
The Jensen Portfolio, Inc.                           Castparts Corp., an investment
2130 Pacwest Center                                  casting and forging operations
1211 SW Fifth Ave.                                   company, (2000 - present);
Portland, OR  97204                                  Executive Vice President -
                                                     Regulatory and Legal Affairs
                                                     of Fred Meyer, Inc., a retail
                                                     grocery and general
                                                     merchandise company, (1992 -
                                                     2000).

Robert E. Harold, C.P.A.   Director      2 years     Senior Director of Financial          1      Director for
Age: 56                                  served.     Planning of Nike, Inc. (2001 -               StoriedLearning,
The Jensen Portfolio, Inc.                           present); Global Brand                       Inc. (2000 - 2002);
2130 Pacwest Center                                  Controller for Nike, Inc., a                 Director, St. Mary's
1211 SW Fifth Ave.                                   footware and apparel company,                Academy, a
Portland, OR  97204                                  (1996, 1997, 2000 - 2001); CFO               non-profit high
                                                     (interim) for Nike, Inc. (1998               school (2000 -
                                                     - 1999).                                     present).

Louis B. Perry, Ph. D      Director      Served      Senior member of the health           1      Director of Nichols
Age: 82                                  since       care investment and management               Institute from 1981
The Jensen Portfolio, Inc.               inception   consulting firm, The Achen                   to 1993.
2130 Pacwest Center                      (at times   Group, since 1992; Chairman
1211 SW Fifth Ave.                       as Director and Chief Executive Officer of
Portland, OR  97204                      Emeritus)   Duplicate Golf, Inc. since
                                         (1992).     1993; Consultant to Nichols
                                                     Institute, Inc. from 1991 to
                                                     1993; President and Chief
                                                     Executive Officer of Nichols
                                                     Institute Regional
                                                     Laboratories and Treasurer of
                                                     Nichols Institute between 1985
                                                     and 1991. Founder and
                                                     Chairman, Overland Bank,
                                                     Temecula, California 1982 to
                                                     1991; Chairman and Chief
                                                     Executive Officer,
                                                     International Medical Devices
                                                     Partners, Inc.


Name, Address and Age         Position(s)   Term of       Principal Occupation During          # of      Other Directorships
                              Held with     Office and    Past Five Years                   Portfolios   Held by Director
                              the Fund      Length of                                        in Fund
                                            Time                                             Complex
                                            Served**                                       Overseen by
                                                                                             Director
----------------------------- ------------- ------------- -------------------------------- ------------- -------------------
                              Interested Directors
----------------------------------------------------------------------------------------------------------------------------


Val E. Jensen*                Director      Served as     Chairman and Director of              1        None
Age: 74                       and Chairman  Director      Jensen Investment Management,
Jensen Investment Management                since         Inc., (1988 - present).
2130 Pacwest Center                         inception;
1211 SW Fifth Ave.                          Served as
Portland, OR  97204                         President
                                            from
                                            inception
                                            to March
                                            2002;
                                            Served as
                                            Chairman
                                            since March
                                            2002.

Gary W. Hibler, Ph.D.*        Director      Served as     President and Director of             1        None
Age: 59                       and           Director      Jensen Investment Management
Jensen Investment Management  President     since         Inc. (1994 - present).
2130 Pacwest Center                         inception;
1211 SW Fifth Ave.                          Served as
Portland, OR  97204                         Secretary
                                            from
                                            inception
                                            to March
                                            2002;
                                            Served as
                                            President
                                            since March
                                            2002.

----------------------------------------------------------------------------------------------------------------------------
                              Officers of the Fund
----------------------------------------------------------------------------------------------------------------------------
Gary Hibler
                                   SEE ABOVE.

Val Jensen
                                   SEE ABOVE.

Robert F. Zagunis*            Vice          1-Year        Vice President and Director of       N/A       N/A
Age: 50                       President     term; Since   Jensen Investment Management,
Jensen Investment Management                inception.    Inc. (1993 - present).
2130 Pacwest Center
1211 SW Fifth Ave.
Portland, OR  97204

Robert G. Millen*             Secretary     1-Year        Vice President and Director of       N/A       N/A
Age: 56                                     term; Since   Jensen Investment Management,
Jensen Investment Management                inception.    Inc., (2000 - present); Vice
2130 Pacwest Center                                       President of Principal
1211 SW Fifth Ave.                                        Financial Group, an insurance
Portland, OR  97204                                       company (1997 - 2000).
----------------------------- ------------- ------------- -------------------------------- ------------- -------------------

* This individual is an "interested person" of the Fund within the meaning of the 1940 Act.

** Each director serves for an indefinite term in accordance with the Bylaws of the Fund until the date a director resigns, retires or is removed in accordance with the Bylaws of the Fund.


Compensation

     The Fund's directors and officers who are affiliated with the Adviser are not separately compensated for their services as directors or officers of the Fund. Effective June 1, 2002, the Fund pays each of its Independent Directors a fee of $8,000 per year, plus $500 for each meeting attended in person and $250 for each telephonic meeting attended. Directors also are reimbursed for any expenses incurred in attending meetings.


     For the fiscal year ended May 31, 2003, the Directors were paid a fee of $5,000 per year, plus $500 for each meeting attended in person and $250 for each telephonic meeting attended totaling the amounts shown below:


----------------- ------------ ------------------------------ ----------------
                     Total     Pension or Retirement Benefits Estimated Annual
 Name of Person   Compensation     Accrued as Part of Fund      Benefit Upon
                    From Fund             Expenses                Retirement
----------------- ------------ ------------------------------ ----------------
Norman W. Achen                             None                    None
----------------- ------------ ------------------------------ ----------------
Roger A. Cooke                              None                    None
----------------- ------------ ------------------------------ ----------------
Robert E. Harold                            None                    None
----------------- ------------ ------------------------------ ----------------
Gary W. Hibler        None                  None                    None
----------------- ------------ ------------------------------ ----------------
Val E. Jensen         None                  None                    None
----------------- ------------ ------------------------------ ----------------
Robert F. Zagunis     None                  None                    None
----------------- ------------ ------------------------------ ----------------
Robert G. Millen      None                  None                    None
----------------- ------------ ------------------------------ ----------------

Board Committees

Audit Committee
     The Fund has an Audit Committee, which is comprised of the entire Board, including each of the Independent Directors. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor's independence. The Audit Committee meets once a year, and if necessary, more frequently. The Audit Committee last met during the Board meeting in July 2002.

Nominating Committee
     The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the Directors as is considered necessary from time to time and meets only as necessary. The Nominating Committee has not had reason to meet yet. The Nominating Committee is comprised of all the Independent Directors as follows: Mr. Norman W. Achen, Mr. Roger A. Cook, and Mr. Robert E. Harold. There are no policies in place regarding nominees recommended by shareholders.

Director Ownership of Fund Shares

     The following table shows the dollar range of shares beneficially owned by each director in the Fund as of December 31, 2002:


         Interested Directors:
------------------------------- ------------------------------------------------
Name of Director                    Aggregate Dollar
                                     Range of Equity
                                  Securities in the Fund
------------------------------- ------------------------------------------------
Gary W. Hibler                        Over $100,000
Val Jensen                          $50,000-$100,000
------------------------------- ------------------------------------------------

         Independent Directors:
------------------------------- ------------------------------------------------
Name of Director                    Aggregate Dollar
                                     Range of Equity
                                  Securities in the Fund
------------------------------- ------------------------------------------------
Norman W. Achen                       Over $100,000
Roger A. Cook                         Over $100,000
Robert E. Harold                   $50,000 - $100,000
------------------------------- ------------------------------------------------


     As of December 31, 2002, none of the Independent Directors or members of their immediate families owned any securities of the Adviser, the Distributor or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor. During the two most recently completed calendar years, none of the Independent Directors or members of their immediate families conducted any transactions (or series of transactions) with the Adviser, Distributor or any affiliate of the Adviser or Distributor in which the amount involved exceeded $60,000.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control Persons


     As of August 31, 2003, officers and directors, as a group, owned of record or beneficially less than 1% of the Fund. As of August 31, 2003, there were no control persons of the Fund. The term "control" means:


o the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company;

o the acknowledgment or assertion by either the controlled or controlling party of the existence of control; or

o a final adjudication under section 2(a)(9) of the 1940 Act that control exists.

Principal Shareholders


     As of August 31, 2003, the following shareholders owned of record or beneficially more than 5 percent of the Fund's outstanding shares:



------------------------------- ------------------ ----------- -----------------
Name and Address                Shares             % Ownership Type of Ownership
------------------------------- ------------------ ----------- -----------------
Charles Schwab & Co. Inc.                                      Record
Reinvest Account
Special Custody Account
for Benefit of Cust.
Attn. Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

------------------------------- ------------------ ----------- -----------------
National Financial Services LLC                                Record
CUST. FBO. Its Customers
Attn. Mutual Funds Dept. 5th Fl
One World Financial Center
200 Liberty St.
New York, NY 10281-1003

------------------------------- ------------------ ----------- -----------------
Donaldson Lufkin & Jenrette                                    Record
Pershing Division
Attn. Wing Liang
Mutual Fund Trading Manager
P.O Box 2052
Jersey City, NJ 07303-2052

------------------------------- ------------------ ----------- -----------------
National Investors                                             Record
FBO Our Customers
55 Water St. Fl. 32
New York, NY 10041-0028

------------------------------- ------------------ ----------- -----------------





                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

     Jensen Investment Management, Inc., the investment adviser to the Fund since its inception in 1992, is currently operating under an Amended and Restated Agreement dated August 1, 2001. Under the advisory agreement, the Adviser reviews the portfolio of securities and investments in the Fund, and advises and assists the Fund in the selection, acquisition, holding or disposal of securities and makes recommendations with respect to other aspects and affairs of the Fund. The Adviser is also responsible for placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by the Adviser. See "Brokerage Allocation and Other Portfolio Transactions" in this Statement of Additional Information. Additional information about the services provided by the Adviser to the Fund is described under "Management of the Fund" in the Fund's prospectus.

Management of the Investment Adviser

     Val E. Jensen, Gary W. Hibler, Robert F. Zagunis and Robert G. Millen are officers and/or directors of the Adviser. See "Management of the Fund" in this Statement of Additional Information for information about them.

     Mr. Val Jensen, the Chairman of the Adviser, together with his wife, Mary Ellen Jensen, beneficially own 37.8% of the outstanding stock of the Adviser. Accordingly, Mr. Jensen controls the Adviser.

     As compensation for its services under the advisory agreement, the Adviser receives a monthly fee at the annual rate of 0.50% of the average daily net assets of the Fund. The advisory fees paid to the Adviser for the services provided to the Fund for the past three fiscal years were as follows:

                               Year Ended May 31,
-------------------------- ----------------------- -----------------------

          2003                      2002                    2001

-------------------------- ----------------------- -----------------------
                                  $722,103                $186,250
-------------------------- ----------------------- -----------------------

     The advisory agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder, the Adviser is not liable for any act or omission in the course of, or in connection with, the rendering of services under the advisory agreement. The advisory agreement does not restrict the ability of the Adviser to act as investment adviser for any other person, firm or corporation, and the Adviser advises other individual and institutional investors. The Adviser does not advise any other mutual fund.

     The advisory agreement continues in effect from year-to-year, if such continuance is approved annually by (1) the Board of Directors of the Fund, or
(2) a vote of the majority of the outstanding voting shares of the Fund. In either event, continuance must also be approved by a majority of the Independent Directors of the Fund by vote cast in person at a meeting called for the purpose of voting on such approval.

     In renewing the advisory agreement on behalf of the Fund, at a meeting of the Board of Directors on July 25, 2002, the Board of Directors, including the Independent Directors, took into consideration several factors, including:

(a)  the nature and quality of the services provided by the Adviser to the Fund;
(b)  the appropriateness of the fees paid by the Fund to the Adviser;
(c)  the level of Fund expenses;
(d) the reasonableness of the potential profitability of the advisory agreement to the Adviser;
(e)  the performance of the Fund during the past fiscal year; and
(f)  the nature of the Fund's investments.

     Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Directors noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Adviser's brokerage practices were reasonably efficient.

     In considering whether to renew the advisory agreement, the Board of Directors, including the Independent Directors, did not identify any single factor as all-important or controlling. Based on their evaluation of all material factors discussed above the Directors and Independent Directors concluded that the advisory agreement was fair, reasonable and in the best interest of shareholders, and that it should be renewed and approved.

     The advisory agreement is terminable without penalty on not less than 60 days' written notice by the Board of Directors of the Fund, by vote of the majority of the outstanding voting shares of the Fund, or upon not less than 60 days' written notice by the Adviser. The advisory agreement terminates automatically upon assignment as defined in the 1940 Act. In addition, the advisory agreement provides that, in the event of a material change in the management or ownership of the Adviser, whether caused by death, disability or other reason, the Fund's Board of Directors is required to meet as soon as practicable after such event to consider whether another investment adviser should be selected for the Fund. In such event, the advisory agreement may be terminated without any prior notice.

     The advisory agreement reserves to the Adviser the right to grant the use of a name similar to the Fund's name to another investment company or business enterprise without approval of the Fund's shareholders and reserves the right of the Adviser to withdraw from the Fund the use of the Fund's name. However, if the Adviser chooses to withdraw from the Fund the use of the Fund's name, at the time of such withdrawal, the Adviser would have to submit to the Fund's shareholders the question of whether they wish to continue the advisory agreement.

     As used in this Statement of Additional Information and in the Fund's prospectus, when referring to approval of the advisory agreement to be obtained from shareholders of the Fund, the term "majority" means the vote, at any meeting of the shareholders, of the lesser of:

(1) 67% or more of the Fund's shares present at such meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or by proxy, or

(2)  more than 50% of the Fund's outstanding shares.

Administrator

     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Fund's administrator, performs administrative functions for the Fund in addition to services it provides as the Fund's transfer agent and dividend disbursing agent. The administrative duties it performs include:

o    compiling data for the Fund

o assisting in updating the Fund's prospectus, Statement of Additional Information, proxy statements, if any, and notices to the Securities and Exchange Commission ("SEC") required pursuant to Rule 24f-2 under the 1940 Act

o    preparing Semi-annual Reports on Form N-SAR

o preparing and filing all federal and state tax returns and required tax filings, other than those required to be made by the Fund's custodian and transfer agent

o    preparing compliance filings pursuant to state securities laws

o preparing financial statements for the Fund's Annual and Semi-annual Reports to Shareholders with the advice of the Fund's independent accountants, as needed, and assisting in editing these reports if requested by the Adviser

o    monitoring the Fund's expense accruals

o monitoring the Fund's status as a regulated investment company under Subchapter M of the Code

o    maintaining the Fund's fidelity bond as required by the 1940 Act

o periodically monitoring the Fund's compliance with the 1940 Act and the investment limitations of the Fund as set forth in the Fund's prospectus and

o    generally assisting in the Fund's administrative operations.

     For these services, the administrator receives a monthly fee equal to 0.05% on an annual basis of the first $100 million of the Fund's average daily net assets for the year. The monthly fee is reduced to 0.04% of the Fund's net assets in excess of $100 million and further reduced to 0.03% of such net assets in excess of $500 million, subject to an annual minimum of $25,000. The administrative fees paid to U.S. Bancorp Fund Services, LLC for the services provided to the Fund for the past three fiscal years were as follows:

                               Year Ended May 31,
-------------------------- ----------------------- -----------------------

          2003                      2002                    2001

-------------------------- ----------------------- -----------------------
                                  $77,334                 $27,985
-------------------------- ----------------------- -----------------------


     The administrator is relieved of liability to the Fund for any act or omission in the course of its performance under the administration agreement, so long as the administrator acts in good faith and is not negligent or guilty of any willful misconduct. The administration agreement continues in effect from year-to-year. The agreement, however, may be terminated by the Fund or by the administrator without penalty after at least 90 days' written notice.

Custodian, Transfer Agent and Dividend Disbursing Agent

     U.S. Bank, N.A. serves as the custodian of the Fund's cash and securities, U.S. Bancorp Fund Services, LLC serves as the Fund's transfer agent and dividend disbursing agent. The transfer agent processes requests for the purchase or redemption of the Fund's shares, sends statements of ownership to shareholders, and performs other administrative duties on behalf of the Fund. The transfer agent does not play any role in establishing the investment policies of the Fund or in determining which securities are to be purchased or sold by the Fund. All fees and expenses of the transfer agent are paid by the Fund. For its custodial services to the Fund, the custodian receives monthly fees based upon the Fund's month-end, aggregate NAV, plus certain charges for securities transactions. For its services as transfer agent and dividend disbursing agent, the transfer agent receives fees from the Fund based upon the number of shareholder accounts maintained and the number of transactions effected. The transfer agent is also reimbursed by the Fund for out-of-pocket expenses.

                           DISTRIBUTION OF FUND SHARES
Distributor

     Quasar Distributors, LLC (the "Distributor"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, is the distributor of the Funds' shares pursuant to a Distributor Agreement dated March 12, 2001, which was last re-approved on July 25, 2002. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.


Distribution and Shareholder Servicing Plans

     As noted in the Fund's prospectus, the Fund has adopted an Amended and Restated Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the "12b-1 Plan") on behalf of Classes J and R. The 12b-1 Plan was recently approved by the Fund's Board of Directors by a vote of the majority of outstanding shares on May 12, 2003. Under the 12b-1 Plan, each class may pay to the Distributor or other qualified recipient up to an annual rate as follows under the 12b-1 Plan:


--------------- ------------------------------------------

Class           Maximum Fee under 12b-1 Plan
                (as a % of average daily net assets)
--------------- ------------------------------------------
Class J                           0.25%
--------------- ------------------------------------------
Class R                           0.50%
--------------- ------------------------------------------


     The 12b-1 Plan is a "reimbursement" plan that provides each class the ability to use Fund assets to pay the Distributor and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals) to finance any activity that is principally intended to result in the sale of the Fund's shares subject to the Plan.

     Activities covered by the 12b-1 Plan include:

o    the advertising and marketing of shares of each Class of the Fund;

o preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and

o    implementing and operating the 12b-1 Plan.


     The 12b-1 Plan must be renewed annually by the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the Independent Directors select and nominate other Independent Directors.

     The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund's outstanding shares. All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

     The Distributor is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payment made under the 12b-1 Plan. The Distributor is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plan should be continued.


     With the exception of the Adviser and the Distributor, no "interested person" of the Fund, as defined in the 1940 Act, and no Independent Director of the Fund has or had a direct or indirect financial interest in the Plan or any related argument.


     For the fiscal period ended May 31, 2003, Class J of the Fund paid the following amounts under the previous Distribution Plan:


Expenses                                     12b-1 Expenses Paid
---------------------------- ---------------------------------------------------
Advertising/Marketing
Printing/Postage
Payment to distributor
Payment to dealers
Compensation to dealers
Other
---------------------------- ---------------------------------------------------
Total
============================ ===================================================




Shareholder Servicing Plan


     On May 12, 2003, the Fund adopted a Shareholder Servicing Plan on behalf of Class I shares allowing the Class to pay for shareholder support services from the Fund's assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of the Class's average daily net assets. The Class is responsible for paying a portion of shareholder servicing fees to various shareholder servicing agents which have written shareholder servicing agreements with the Fund and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of

-------------------------- ----------------------- -----------------------
                                    2002                 2001
--------------------------------------------------------------------------
Code of Ethics

     The Fund, the Adviser and the Distributor have each adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics govern the personal securities transactions of directors, officers, managers, members, and employees who may have access to current trading information of the Fund. These Codes of Ethics permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics include reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Proxy Voting Guidelines

     To be determined.

Anti-Money Laundering Program

     The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

BROKERAGE ALLOCATION AND OTHER PORTFOLIO TRANSACTIONS

General Considerations

     The Adviser is responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage transactions. When placing purchase and sale orders, the Adviser's primary objective is to obtain the best net results for the Fund, taking into account all factors it deems relevant, including

o price (including the applicable brokerage commission or dealer spread) and the size of the transaction

o    the nature of the market for the security

o    the difficulty of execution

o    the timing of the transaction taking into account market prices and trends

o the reputation, experience and financial stability of the broker involved and

o    the quality of service rendered by the broker in other transactions.

     The Fund has no pre-existing obligations to deal with any broker or group of brokers in the execution of portfolio transactions. However, the Adviser has selected a broker through which most of its transactions are effected. To the knowledge of the Fund's management, no director or officer of the Fund has any material direct or indirect interest in any broker that will effect the Fund's portfolio transactions. The Fund paid the following amounts in brokerage commissions during the past three fiscal years:

   Year Ended May 31,

          2003

-------------------------- ----------------------- -----------------------
                                  $150,943                 $7,538
-------------------------- ----------------------- -----------------------

     The Fund's investment philosophy generally results in a low portfolio turnover rate due to the relatively few portfolio transactions during any period, other than those required by the purchase or sale of Fund shares.

     Although the Adviser may place brokerage business with firms that provide research, market and statistical services to the Adviser, the Fund will not pay any of those brokers any amount of commission for effecting a securities transaction that exceeds the normal commission the broker would have received if those research services had not been provided. Similarly, the Fund will not "pay-up" for research services in principal transactions. In other words, the Adviser does not engage in any "soft-dollar" arrangements.

     Even though investment decisions for the Fund are made independently from those of other accounts managed by the Adviser, securities of the same issuer may be purchased, held or sold by the Fund and the other accounts, because the same security may be suitable for all of them. When the Fund and such other accounts are simultaneously engaged in the purchase or sale of the same security, efforts will be made to allocate price and amounts in an equitable manner. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position purchased or sold by the Fund. In other cases, the Adviser believes that coordination and the ability to participate in larger transactions will be beneficial to the Fund.

Capital Stock

     The Fund was incorporated under Oregon law on April 17, 1992. The Fund has an authorized capital of 100,000,000 shares of Common Stock, par value $0.001 per share. All shares are of the same class. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders vote on the election of directors when required by the 1940 Act and on any other matter properly submitted to a shareholder vote. Shares issued are fully paid and nonassessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities.

                 PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

     Information concerning the purchase and redemption of the Fund's shares is set forth under "How to Buy Fund Shares" and "How to Redeem Fund Shares" in the Fund's prospectus.

Purchases and Redemptions

     Shares are directly sold by the Fund on a continuous basis. Shares may also be purchased or sold through certain broker-dealers, financial institutions or other service providers, as described in the Fund's prospectus. The Fund does not charge any sales load or commission in connection with the purchase of shares.

     Although the Fund and Adviser have established a minimum investment amount of $1,000, either, in its sole discretion, may approve smaller amounts for certain investors.

     The Fund reserves the right to suspend or postpone redemptions during any period when:

     (1) trading on the New York Stock Exchange (the "NYSE") is closed for other than customary weekend and holiday closing, or restricted as determined by the SEC

     (2)  the SEC has by order permitted the Fund to suspend redemptions or

     (3) an emergency exists, as determined by the SEC, which makes the disposal of the Fund's portfolio securities or a determination of the net asset value of the Fund's shares not reasonably practicable.

     The Fund may institute a policy that requires the automatic redemption of Fund shares if a shareholder's account balance drops below a certain amount as a result of redemptions by the shareholder. If an automatic redemption policy is adopted, the Fund may not cause a redemption to occur if the decrease in a shareholder's account balance was caused by any reason other than a shareholder's redemption of Fund shares. As of the date of this Statement of Additional Information, the Fund has not adopted a policy imposing the automatic redemption of a shareholder's account if it falls below a certain amount. Authorization for adopting and implementing such a policy rests with the Fund's Board of Directors if the Board determines that an automatic redemption policy is in the best interests of the Fund and its shareholders.

     In addition, the Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined by the Internal Revenue Code of 1986, as amended (the "Code").

     None of the Fund, the Adviser or the transfer agent will be liable for any loss or expense of effecting redemptions upon any instructions believed by them to be genuine and in accordance with the procedures described in the Fund's prospectus.

Pricing of Fund Shares

     As indicated in the Fund's prospectus, the Fund's net asset value ("NAV") per share is determined as of the close of business on the NYSE (currently, 4 p.m. Eastern time) on each day the NYSE is open for trading. NAV will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Fund's NAV per share is computed by dividing the value of the securities held by the Fund, plus any cash or other assets (including interest and dividends accrued but not yet received), minus all liabilities (including accrued expenses), by the total number of shares outstanding at such time. Expenses, including the fees payable to the Adviser, are accrued daily as is practicable. Dividends receivable are treated as assets from the date on which securities go ex-dividend and interest on bonds or other interest-bearing securities is accrued daily.

     Securities that are listed on United States stock exchanges are valued at the last sale price on the day the securities are valued or, if there has been no sale on that day, at the average of the last available bid and asked prices. Quotations are taken from the market in which the security is primarily traded. Over-the-counter securities are valued at the last sale price on the day the securities are valued or, if there has been no sale on that day, at the last available bid price. Securities for which market quotations are not readily available are valued at fair value as determined by the Adviser by or under the direction of the Fund's Board of Directors. Notwithstanding the above procedures, fixed-income securities may be valued on the basis of prices provided by an established pricing service when the Board believes that such prices reflect market values.

     An example of how the Fund calculated its total offering price per share as of May 31, 2002 is as follows:

         Net Assets
                                     =        Net Asset Value Per Share
   -------------------------------
     Shares Outstanding

        $473,413,534
                                     =                  $22.51
   -------------------------------
         21,029,674

                              TAXATION OF THE FUND

     The Fund expects to qualify continuously as a regulated investment company under Part I of Subchapter M of the Code. To qualify as a regulated investment company, the Fund must satisfy a gross income test and certain diversification tests. Generally, shareholders of the Fund will be subject to federal income tax with respect to distributions from the Fund. As a regulated investment company, the Fund will generally not be subject to federal income tax to the extent the Fund distributes its net investment income and net capital gain to shareholders.

Tax Status of the Fund

     To qualify as a regulated investment company for any taxable year, the Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gain from sale or other disposition of stock or securities, and certain other types of income; and (b) diversify its holdings so that, at the end of each fiscal quarter: (i) the Fund holds cash, government securities and securities of other regulated investment companies and other securities that represent at least 50% of the value of all Fund assets, (ii) the other securities of any one issuer constitute no more than 5% of the value of the assets of the Fund and 10% of the outstanding voting securities of the issuer, and (iii) no more than 25% of the value of the assets of the Fund is invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain other criteria. In addition, the Fund must file, or have filed, a proper election with the Internal Revenue Service.

     Generally, to qualify for flow-through tax treatment the Fund must distribute at least 90% of its "investment company taxable income" which includes, among other items, dividends, interest and net short-term capital gain in excess of net long-term capital loss, computed without any deduction for dividends paid.

     A regulated investment company, such as the Fund, that meets the requirements described above is taxed on its investment company taxable income, to the extent such income is not distributed to the shareholders of the Fund. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to the Fund at corporate rates.

     If the Fund retains any net long-term capital gain in excess of net short-term capital loss and pays federal income tax on such excess, it may elect to treat such capital gain as having been distributed to shareholders. If the Fund elects this treatment, shareholders

o    will be taxed on such amounts as long-term capital gain
o may claim their proportionate share of the federal income tax paid by the Fund on such gain as a credit against their own federal income tax liabilities, and
o generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

     The Fund may be liable for a special tax if it fails to make sufficient distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98% of the ordinary income for the calendar year plus (b) 98% of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4% applies to the shortfall.

     If the Fund were unable to continue to qualify as a regulated investment company for any reason, it would become liable for federal income tax on its net income (and, possibly, other taxes) for the taxable year or years in which it fails to qualify. Moreover, distributions to shareholders for such period(s) would be treated as dividends taxable as ordinary income to the extent of the Fund's current and accumulated earnings and profits even though all or part of such distributions might have qualified for treatment as long-term capital gain to shareholders had the Fund continued to qualify as a regulated investment company. In addition, to requalify as a regulated investment company, the Fund would be required to distribute all of its earnings for the period(s) during which it did not so qualify and, in some circumstances, the Fund might be required to recognize gain and pay tax on the net appreciation in its portfolio as of the time immediately before it requalifies as a regulated investment company.

     There can be no assurance that the requirements for regulated investment company treatment will be met by the Fund in all possible circumstances.

Taxation of Fund Distributions

     Distributions paid out of the Fund's investment company taxable income are taxable to shareholders as ordinary income. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the distributions paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions properly designated by the Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of the Fund. For noncorporate taxpayers, the highest rate that applies to long-term capital gain is significantly lower than the highest rate that applies to ordinary income. Any loss that is realized and allowed on redemption of shares of the Fund less than six months from the date of purchase of such shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. The Code contains special rules on the computation of a shareholder's holding period for this purpose.

     Distributions will be taxable as described above, whether paid in shares or in cash. Each distribution will be accompanied by a brief explanation of the form and character of the distribution. Shareholders will be notified annually as to the federal income tax status of distributions, and shareholders receiving distributions in the form of newly-issued shares will receive a report as to the NAV of the shares received.

     A distribution may be taxable to a shareholder even if the distribution reduces the NAV of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This is more likely when shares are purchased shortly before an annual distribution of capital gain or other earnings.

Other Tax Considerations

     Generally, the Fund must obtain from each shareholder a certification of the shareholder's taxpayer identification number and certain other information. The Fund generally will not accept an investment to establish a new account that does not comply with this requirement. If a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold a percentage of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service for credit toward the shareholder's federal income taxes. A shareholder's failure to provide a social security number or other tax identification number may subject the shareholder to a penalty of $50 imposed by the Internal Revenue Service. In addition, that failure may subject the Fund to a separate penalty of $50. This penalty will be charged against the shareholder's account, which may then be closed. Any such closure of the account may result in a capital gain or loss to the shareholder.

     If the Fund declares a dividend in October, November or December payable to the shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

     The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2% of the taxpayer's adjusted gross income. The limit on miscellaneous itemized deductions does not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." The Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act of 1933, as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by the Fund.

     A redemption of shares of the Fund may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds payable to the shareholder are more or less than the shareholder's adjusted basis for the redeemed shares.

Additional Information

     The foregoing summary and the summary included in the prospectus under "Dividends, Distributions and Taxes" of the tax consequences of an investment in the Fund is necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which these summaries are based are subject to prospective or retroactive change by legislative or administrative action. State and local taxes are beyond the scope of this discussion. Prospective investors in the Fund should consult their own tax advisers regarding federal, state or local tax matters.


                             PERFORMANCE INFORMATION

     The Fund's prospectus contains a brief description of how the Fund's total return is calculated. Total return is the total of all income (less expenses) and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in value of the original investment, expressed as a percentage of the purchase price.

     Because performance comparisons are almost universally offered by the mutual fund industry, from time to time the Fund will discuss its total return performance figures in advertisements or marketing materials. The Fund's total return performance figures may appear alone, or in relation to recognized common stock indexes such as the Dow Jones Industrial Average or the S&P 500 Stock Index, or in relation to performance ratings published by recognized mutual fund statistical services such as Lipper Inc., or by publications such as Forbes or The Economist magazines.

Average Annual Total Returns (Before Taxes)

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                 P(1 + T)n = ERV

Where:   P        =        a hypothetical initial payment of $1,000
                  T        =        the average annual total return
                  n        =        the number of years and
                  ERV               = the ending redeemable value of a
                                    hypothetical $1,000 payment made at the
                                    beginning of the period.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolio and the market conditions during the relevant period and should not be considered as a representation of results that may be achieved in the future.


     The Fund's average annual compounded rate of return for Class J shares before taxes for one year, five years and since inception is shown below.

                             Year Ended May 31, 2003

-------------------------- --------------------- ---------------------
        One Year                Five Years         Since Inception
                                (August 3, 1992)
-------------------------- --------------------- ---------------------

-------------------------- --------------------- ---------------------


Average Annual Total Return (after Taxes on Distributions)


     The Fund's quotations of average annual total return (after taxes on distributions) for Class J shares are calculated according to the following formula:


                                P(1 + T)n = ATVD

Where:   P        =        a hypothetical initial payment of $1,000
                  T        =        the average annual total return
                  n        =        the number of years and
                  ATVD              = the ending redeemable value of a
                                    hypothetical $1,000 payment made at the
                                    beginning of the period after taxes on
                                    distribution, not after taxes on redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.


     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for Class J shares of the Fund for the period shown was as follows:

                             Year Ended May 31, 2003

-------------------------- ------------------ ------------------------
        One Year              Five Years          Since Inception
                                                 (August 3, 1992)
-------------------------- ------------------ ------------------------

-------------------------- ------------------ ------------------------


     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through May 31, 2003. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Average Annual Total Return (after Taxes on Distributions and Redemptions)


     The Fund's quotations of average annual total return (after taxes on distributions and redemption) for Class J shares are calculated according to the following formula:


                                P(1 + T)n = ATVDR

Where:   P        =        a hypothetical initial payment of $1,000
                  T        =        the average annual total return
                  n        =        the number of years and
                  ATVDR             = the ending redeemable value of a
                                    hypothetical $1,000 payment made at the
                                    beginning of the period after taxes on
                                    distribution and redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.


     The  average  annual  total  return  (after  taxes  on  distributions   and
redemption) computed at the public offering price (net asset value) for Class J shares of the Fund for the period shown was as follows:

                             Year Ended May 31, 2003

-------------------------- ------------------ ------------------------
        One Year              Five Years          Since Inception
                                                 (August 3, 1992)
-------------------------- ------------------ ------------------------

-------------------------- ------------------ ------------------------



                               GENERAL INFORMATION

Independent Accountants

     PricewaterhouseCoopers LLP, Portland, Oregon, 1300 SW Fifth Avenue, Suite 3100, Portland, Oregon 97201-5687 has been selected as independent accountants for the Fund for its fiscal year ending May 31, 2003. In addition to reporting annually on the financial statements of the Fund, the Fund's accountants will review certain of the Fund's filings that are filed with the SEC.

Limitation of Director Liability

     The Fund's Articles of Incorporation and Bylaws include provisions that limit the personal liability of the Fund's directors to the Fund or its shareholders for monetary damages for conduct as a director. The provisions eliminate such liability to the fullest extent permitted by law. Oregon law permits elimination of such liability, except in the following cases: (i) any breach of the director's duty of loyalty to the Fund or its shareholders; (ii) acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law; (iii) any unlawful distribution, as defined by Oregon law; or (iv) any transaction from which the director derived an improper personal benefit. The general effect of the provisions is to eliminate monetary damages as one of the remedies available to shareholders for enforcement of a director's duty of care.

Registration Statement

     This Statement of Additional Information and the Fund's prospectus do not contain all the information included in the Fund's Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the shares offered hereby. Certain portions of the Registration Statement have been omitted from the prospectus and Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained in this Statement of Additional Information and the prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the Registration Statement, including exhibits, and each such statement is qualified in all respects by this reference.

Financial Statements

     The audited financial statements of the Fund for the fiscal year ended May 31, 2002 and the report of the Fund's independent accountants in connection therewith, are included in the Fund's 2002 Annual Report to Shareholders, as filed with the Securities and Exchange Commission on August 7, 2002, which is incorporated by reference into this Statement of Additional Information. A copy of the Annual Report to Shareholders may be obtained from the Fund upon request and without charge.


                                 Appendix Page 1
                                   APPENDIX A

                            COMMERCIAL PAPER RATINGS

     Prime 1 (P-1) and A-1 are the highest commercial paper ratings issued by Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"), respectively.

         Description of Moody's Commercial Paper Ratings

     Issuers within the Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of certain factors. Among the factors considered by Moody's in assigning ratings are the following:

(1)  evaluation of the management of the issuer

(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas

(3) evaluation of the issuer's products in relation to competition and customer acceptance;

(4)  liquidity

(5)  amount and quality of long-term debt

(6)  trend of earnings over a period of ten years

(7) financial strength of a parent company and the relationships which exist with the issuer and

(8) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet obligations.

         Description of S&P's Commercial Paper Ratings

         Commercial paper rated A by S&P has the following characteristics:

(1)  liquidity ratios are adequate to meet cash requirements

(2) long-term senior debt should be rated A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB

(3)  the issuer has access to at least two additional channels of borrowing

(4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances

(5) typically, the issuer's industry should be well established and the issuer should have a strong position in the industry, and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by the use of numbers 1, 2 and 3 to denote relative strength within this highest classification.



                           THE JENSEN PORTFOLIO, INC.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits


(a)  Registrant's Articles of Incorporation.(1)

(b)  Registrant's Amended and Restated Bylaws.(3)

(c) Instruments Defining Rights of Security Holders - Incorporated by reference to Registrant's Articles of Incorporation and the Bylaws.

(d)  Form of Amended and Restated Investment Advisory and Service Contract.(3)

(e)  Distributor Agreement.(3)

(f)  Bonus of Profit Sharing Contracts - Not Applicable.

(g)  Form of Custodian Agreement.(1)

(h)  Other Material Contracts

(1)  Form of Transfer Agent Agreement.(1)

(2)  Form of Fund Accounting Servicing Agreement.(1)

(3)  Fund Administration Servicing Agreement.(1)

(4)  Shareholder Servicing Plan. - Filed herewith.

(5)  Expense Waiver and Reimbursement Agreement.(3)

(6)  Powers of Attorney.(1)

(i)  Opinion and Consent of Legal Counsel to Registrant.(2)

(j)  Consent of PricewaterhouseCoopers LLP - Filed herewith.

(k)  All Financial Information Omitted From Item 22 - Not Applicable.

(l)  Initial Capital Agreements.(1)

(m)  Rule 12b-1 Plan. - Filed herewith.

(n)  Rule 18f-3 Plan - Filed herewith.

(o)  Reserved

(p)  Code of Ethics.(4)
----------------
(1) Previously filed with the Securities and Exchange Commission with Post-Effective Amendment No. 7 to the Fund's Registration Statement filed on September 23, 1998 and incorporated herein by reference.
(2) Previously filed with the Securities and Exchange Commission with Post Effective Amendment No. 9 to the Fund's Registration Statement filed on September 24, 1999 and incorporated herein by reference.
(3) Previously filed with the Securities and Exchange Commission with Post Effective Amendment No. 11 to the Fund's Registration Statement filed on June 18, 2001 and incorporated herein by reference.
(4) Previously filed with the Securities and Exchange Commission with Post Effective Amendment No. 12 to the Fund's Registration Statement filed on August 21, 2002 and incorporated herein by reference.


Item 24. Persons Controlled by or Under Common Control with Registrant

     See "Control Persons and Principal Shareholders" in the Statement of Additional Information.

     Jensen Investment Management, Inc., an Oregon corporation, acts as the investment adviser to Registrant (the "investment adviser"). Messrs. Jensen, Hibler and Zagunis, each a director of the Registrant, are also directors of the investment adviser. See "Management of the Fund" and "Investment Advisory and Other Services" in the Statement of Additional Information.


Item 25. Indemnification

     The Fund's Articles of Incorporation and Bylaws provide for the indemnification of any person, to the fullest extent permitted by law, for all liabilities (including attorney fees, judgments, fines and amounts paid in settlement) actually and reasonably incurred in connection with any actual or threatened proceeding (including, to the extent permitted by law, any derivative action) by reason of the fact that the person is or was serving as a director or officer of the Fund. The indemnity does not cover liability arising out of a breach of the duty of loyalty, acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of the law, acts in which an improper personal benefit is derived, the unlawful payment of dividends or purchases of stock, or if a court determines that such indemnification is not lawful.

Item 26.  Business and Other Connections of Investment Adviser

     In addition to acting as the investment adviser to the Fund, Jensen Investment Management, Inc. provides investment management services to institutional and individual investors. Information regarding the businesses of the Adviser and its officers and directors is set forth under "Management of the Fund" in the prospectus and under "Management of the Fund" and "Investment Advisory and Other Services" in the Statement of Additional Information and is incorporated herein by reference.

Item 27. Principal Underwriters.

     (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:

---------------------------------------- --------------------------------------
    Advisors Series Trust                  The Hennessy Funds, Inc.
---------------------------------------- --------------------------------------
          AHA Investment Funds               The Hennessy Mutual Funds, Inc.
---------------------------------------- --------------------------------------
    Alpha Analytics Investment Trust               Jacob Internet Fund
---------------------------------------- --------------------------------------
          Alpine Equity Trust                  The Jensen Portfolio, Inc.
---------------------------------------- --------------------------------------
          Alpine Series Trust                         Kenwood Funds
---------------------------------------- --------------------------------------
    Alternative Investment Advisors             Kit Cole Investment Trust
---------------------------------------- --------------------------------------
           Blue & White Fund                   Light Revolution Fund, Inc.
---------------------------------------- --------------------------------------
        Brandes Investment Trust                    The Lindner Funds
---------------------------------------- --------------------------------------
     Brandywine Advisors Fund, Inc.                    LKCM Funds
---------------------------------------- --------------------------------------
          Brazos Mutual Funds             Matrix Asset Advisor Value Fund, Inc.
---------------------------------------- --------------------------------------
             Buffalo Funds                         Monetta Fund, Inc.
---------------------------------------- --------------------------------------
    Builders Fixed Income Fund, Inc.                  Monetta Trust
---------------------------------------- --------------------------------------
           CCM Advisors Funds                          MUTUALS.com
---------------------------------------- --------------------------------------
      CCMA Select Investment Trust             MW Capital Management Funds
---------------------------------------- --------------------------------------
       Country Mutual Funds Trust                    Optimum Q Funds
---------------------------------------- --------------------------------------
           Cullen Funds Trust                      Permanent Portfolio
---------------------------------------- --------------------------------------
        Dow Jones Islamic Index                PIC Investment Trust Funds
---------------------------------------- --------------------------------------
             Everest Funds                  Professionally Managed Portfolios
---------------------------------------- --------------------------------------
       First American Funds, Inc.               Prudent Bear Mutual Funds
---------------------------------------- --------------------------------------
irst American Insurance Portfolios, Inc.          Purisima Funds Trust
---------------------------------------- --------------------------------------
 First American Investment Funds, Inc.                Rainier Funds
---------------------------------------- --------------------------------------
  First American Strategy Funds, Inc.               SEIX Funds, Inc.
---------------------------------------- --------------------------------------
            FFTW Funds, Inc.                  TIFF Investment Program, Inc.
---------------------------------------- --------------------------------------
        Fort Pitt Capital Funds                Thompson Plumb Funds, Inc.
---------------------------------------- --------------------------------------
             Gintel Fund                 TT International U.S.A. Master Trust
---------------------------------------- --------------------------------------
          Glenmede Fund, Inc.                         Wexford Trust
---------------------------------------- --------------------------------------
        Guinness Atkinson Funds                       Zodiac Trust
---------------------------------------- --------------------------------------
     Harding, Loevner Funds, Inc.
---------------------------------------- --------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal           Position and Offices with    Positions and Offices
Business Address             Quasar Distributors, LLC     with Registrant
---------------------------- ---------------------------- ----------------------
James R. Schoenike           President, Board Member      None
---------------------------- ---------------------------- ----------------------
Donna J. Berth               Treasurer                    None
---------------------------- ---------------------------- ----------------------
Joe Redwine                  Board Member                 None
---------------------------- ---------------------------- ----------------------
Bob Kern                     Board Member                 None
---------------------------- ---------------------------- ----------------------
Eric W. Falkeis              Board Member                 None
---------------------------- ---------------------------- ----------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c) Not applicable.

Item 28. Location of Accounts and Records

     The accounts, books and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, is maintained by the Registrant at 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon 97204-3721, except for those maintained by the Registrant's custodian U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and the Registrant's administrator, transfer agent and dividend disbursement agent, U.S. Bancorp Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


Item 29.  Management Services Not Discussed in Parts A and B

          Not applicable.


Item 30. Undertakings

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 14 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Portland, Oregon on May 16, 2003.

                                           THE JENSEN PORTFOLIO, INC.

                                           By   /s/ Gary Hibler
                                              --------------------------------
                                                 Gary W. Hibler, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on May 16, 2003 by the following persons in the capacities indicated.

/s/ Val E. Jensen
-----------------------                              Chairman and Director
     Val E. Jensen

/s/ Gary W. Hibler
-----------------------                              President and Director
     Gary W. Hibler

/s/ Robert F. Zagunis
-----------------------                              Vice President
     Robert F. Zagunis

/s/ Robert G. Millen
-----------------------                              Secretary
     Robert G. Millen

/s/ Robert E. Harold
-----------------------                              Director
     Robert E. Harold


 /s/ Norman W. Achen*                                Director
-----------------------
     Norman W. Achen

/s/ Roger A. Cooke
-----------------------                              Director
     Roger A. Cooke


*By  /s/ Val. E. Jensen
   ----------------------------------------
     Val E. Jensen, Attorney-in-Fact

     Pursuant to a Power of Attorney filed with the Post-Effective Amendment No. 7 to the Registrant's Registration Statement filed on September 23, 1998.




                                  EXHIBIT INDEX


Exhibit                                                        Exhibit No.
-------                                                       -----------
Shareholder Servicing Plan                                        EX-99.h.4
Consent of PricewaterhouseCoopers LLP                             EX-99.j
Rule 12b-1 Plan.                                                  EX-99.m
Rule 18f-3 Plan                                                   EX-99.n